UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/15

Item 1. Schedule of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 75.9%
Brazil 4.0%
AES Tiete SA	Independent Power & Renewable
	Electricity Producers	340,600	$1,817,818
Ambev SA	Beverages	325,130	1,996,587
BM&F BOVESPA SA	Diversified Financial Services	497,300	1,873,889
Cia Hering	Specialty Retail	136,200	532,048
[a]Hypermarcas SA	Personal Products	181,565	1,321,035
			7,541,377
China 45.2%
[a,b]BAIC Motor Corp. Ltd., 144A	Automobiles	726,000	871,951
[a]Baidu Inc., ADR	Internet Software & Services	15,890	3,163,381
Bank of China Ltd., H	Banks	5,870,000	3,824,154
Beijing Capital Land Ltd., H	Real Estate Management &
	Development	13,716,400	10,546,109
China Construction Bank Corp., H	Banks	8,358,000	7,644,594
China Mobile Ltd.	Wireless Telecommunication
	Services	543,359	6,967,534
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	10,602,800	9,136,984
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	675,200	1,539,999
CPMC Holdings Ltd.	Containers & Packaging	4,169,900	2,781,135
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,288,000	1,724,722
Industrial and Commercial Bank of China Ltd., H	Banks	5,374,000	4,263,621
[c]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,324,272	1,892,385
[a]JD.com Inc., ADR	Internet & Catalog Retail	101,250	3,452,625
Leju Holdings Ltd., ADR	Internet Software & Services	47,400	395,790
[a]Lianhua Supermarket Holdings Co. Ltd., H	Food & Staples Retailing	1,826,800	1,251,386
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	74,400	2,120,400
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	3,210,000	3,573,730
SouFun Holdings Ltd., ADR	Internet Software & Services	202,849	1,705,960
Tencent Holdings Ltd.	Internet Software & Services	564,795	11,278,923
Travelsky Technology Ltd., H	IT Services	5,280,700	7,766,086
			85,901,469
Hong Kong 4.2%
Giordano International Ltd.	Specialty Retail	480,825	259,900
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,644,184	7,794,419
			8,054,319
India 15.0%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	231,042	5,305,647
Biocon Ltd.	Biotechnology	320,277	2,323,535
Cairn India Ltd.	Oil, Gas & Consumable Fuels	896,312	2,560,259
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	58,333	3,266,823
Grasim Industries Ltd.	Construction Materials	22,635	1,225,961
Maharashtra Seamless Ltd.	Metals & Mining	725,197	2,210,111
Mindtree Ltd.	IT Services	116,776	2,340,363
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	325,900	1,587,500
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	341,784	5,378,034
Tata Consultancy Services Ltd.	IT Services	49,620	1,991,531
Tata Motors Ltd., A	Automobiles	74,531	305,708
			28,495,472
Russia 5.9%
CTC Media Inc.	Media	18,129	41,153
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	582,446	2,999,597
LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	83,250	3,663,416
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	36,300	1,597,381
[a,d]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	74,435	1,551,970

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	78,800	1,329,356
			11,182,873
South Africa 1.5%
Naspers Ltd., N	Media	18,604	2,897,796
Taiwan 0.1%
Pacific Hospital Supply Co. Ltd.	Health Care Equipment & Supplies	87,500	174,156
Total Common Stocks (Cost $117,678,790)			144,247,462
Preferred Stocks 16.4%
Brazil 16.4%
Banco Bradesco SA, ADR, pfd.	Banks	1,043,799	9,561,199
Itau Unibanco Holding SA, ADR, pfd.	Banks	688,793	7,542,283
Itausa - Investimentos Itau SA, pfd.	Banks	2,499,339	7,159,795
[a]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	539,100	4,399,056
Vale SA, ADR, pfd., A	Metals & Mining	488,995	2,469,425
Total Preferred Stocks (Cost $40,256,595)			31,131,758
Total Investments before Short Term Investments (Cost $157,935,385)			175,379,220

Short Term Investments (Cost $10,318,538) 5.5%
Money Market Funds 5.5%
United States 5.5%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		10,318,538	10,318,538
Total Investments (Cost $168,253,923) 97.8%			185,697,758
Other Assets, less Liabilities 2.2%			4,254,442
Net Assets 100.0%			$189,952,200

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June
30, 2015, the value of this security was $871,951, representing 0.46% of net assets.
c At June 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2015, the value of this security was
$1,551,970, representing 0.82% of net assets.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited)

Templeton Emerging Markets Balanced Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 52.6%
Argentina 0.3%
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	4,500	$123,435

Belgium 2.9%
Anheuser-Busch InBev NV	Beverages	9,895	1,185,454

Brazil 1.3%
Cia Hering	Specialty Retail	21,100	82,425
Estacio Participacoes SA	Diversified Consumer Services	22,600	130,791
Kroton Educacional SA	Diversified Consumer Services	76,900	293,972
			507,188
Cambodia 0.2%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	122,000	90,340

China 15.8%
[a]Alibaba Group Holding Ltd., ADR	Internet Software & Services	2,660	218,838
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	206,800	104,579
[a]Baidu Inc., ADR	Internet Software & Services	2,490	495,709
Brilliance China Automotive Holdings Ltd.	Automobiles	600,600	937,511
China Construction Bank Corp., H	Banks	293,700	268,631
China Life Insurance Co. Ltd., H	Insurance	174,000	754,214
China Mobile Ltd.	Wireless Telecommunication
	Services	34,500	442,396
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	660,000	568,756
China Shipping Development Co. Ltd., H	Marine	463,100	350,686
CNOOC Ltd.	Oil, Gas & Consumable Fuels	280,000	398,057
Dah Chong Hong Holdings Ltd.	Distributors	216,400	112,504
[a]Fuyao Group Glass Industries Co. Ltd., H	Auto Components	55,200	135,158
Guangzhou Automobile Group Co. Ltd., H	Automobiles	150,000	138,938
Industrial and Commercial Bank of China Ltd., H	Banks	244,600	194,061
[b]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	18,100	25,865
NetEase Inc., ADR	Internet Software & Services	894	129,509
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	631,000	702,500
Poly Culture Group Corp. Ltd., H	Media	20,000	79,596
Tencent Holdings Ltd.	Internet Software & Services	17,700	353,468
			6,410,976
Greece 0.8%
[a]Alpha Bank A E	Banks	806,756	243,302
[a]National Bank of Greece SA	Banks	74,957	82,490
			325,792
Hong Kong 0.5%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	16,300	141,158
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	32,000	52,345
			193,503
India 2.6%
Infosys Ltd., ADR	IT Services	32,360	512,906
Tata Motors Ltd., ADR	Automobiles	15,510	534,630
			1,047,536
Indonesia 3.6%
Astra International Tbk PT	Automobiles	1,002,800	532,144
Bank Danamon Indonesia Tbk PT	Banks	2,128,100	686,355
Semen Indonesia (Persero) Tbk PT	Construction Materials	276,000	248,416
			1,466,915
Pakistan 0.6%
Habib Bank Ltd.	Banks	117,800	248,091

Quarterly Statement of Investments | See Notes to Statements of Investments

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,800	4,928
			253,019
Panama 0.3%
Copa Holdings SA	Airlines	1,637	135,200

Peru 0.3%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	9,800	101,724

Philippines 0.6%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	1,047,100	199,852
[a]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	484,200	54,956
			254,808
Russia 0.6%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	13,700	231,119

South Africa 6.8%
[a]Impala Platinum Holdings Ltd.	Metals & Mining	26,850	119,838
Kumba Iron Ore Ltd.	Metals & Mining	4,293	53,269
MTN Group Ltd.	Wireless Telecommunication
	Services	23,062	433,621
Naspers Ltd., N	Media	8,919	1,389,241
Remgro Ltd.	Diversified Financial Services	33,722	709,420
Truworths International Ltd.	Specialty Retail	10,913	76,874
			2,782,263
South Korea 3.6%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,834	85,300
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	526	52,147
Hyundai Development Co.	Construction & Engineering	5,560	328,741
[a]Interpark Corp.	Internet & Catalog Retail	1,400	11,679
KT Skylife Co. Ltd.	Media	2,684	48,543
Lotte Shopping Co. Ltd.	Multiline Retail	617	129,226
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	260	294,452
Samsung Heavy Industries Co. Ltd.	Machinery	7,920	120,607
[a]SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	3,575	389,545
			1,460,240
Switzerland 0.8%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	2,205	179,329
[a]Oriflame Holding AG	Personal Products	7,960	128,629
			307,958
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	240,000	1,091,297

Thailand 4.9%
Kasikornbank PCL, fgn.	Banks	20,500	114,596
Land and Houses PCL	Real Estate Management &
	Development	699,500	183,099
Land and Houses PCL, fgn.	Real Estate Management &
	Development	1,251,000	333,008
[a]Land and Houses PCL, wts., 5/05/17	Real Estate Management &
	Development	566,460	88,797
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	60,000	193,434
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	27,800	295,185
Siam Commercial Bank PCL, fgn.	Banks	58,900	270,895
Univanich Palm Oil PCL, fgn.	Food Products	1,657,000	524,398
			2,003,412
United Kingdom 2.4%
Unilever PLC	Personal Products	23,186	994,408

United States 1.0%
Avon Products Inc.	Personal Products	62,304	390,023

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Total Common Stocks and Other Equity Interests (Cost $20,978,520)					21,356,610
Participatory Notes 0.6%
Saudi Arabia 0.6%
[c]Deutsche Bank AG/London,
Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	5,213			46,841
Samba Financial Group, 144A, 9/27/16	Banks	19,697			137,073
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 11/20/17	Wireless Telecommunication
	Services	6,753			60,679
Total Participatory Notes (Cost $303,611)					244,593
Preferred Stocks 4.9%
Brazil 4.7%
Banco Bradesco SA, ADR, pfd.	Banks	20,860			191,078
Itau Unibanco Holding SA, ADR, pfd.	Banks	98,250			1,075,837
[a]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	43,700			356,592
Vale SA, ADR, pfd., A	Metals & Mining	56,539			285,522
					1,909,029
Chile 0.2%
Sociedad Quimica y Minera de Chile SA, ADR, pfd., B	Chemicals	6,068			97,210

Total Preferred Stocks (Cost $3,196,265)					2,006,239
		Principal Amount*
Corporate Bonds 2.8%
Mexico 0.0%†
[c,d]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	Household Durables	200,000			6,020
Nigeria 0.5%
[c,e]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	Banks	200,000			191,000
Poland 0.3%
[c,f]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	Communications Equipment	120,000		EUR	137,473
Romania 0.3%
[c]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	100,000		EUR	117,296
South Africa 0.5%
[c]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	200,000		EUR	82,748
[c]Edcon Ltd., senior secured note, 144A, 9.50%, 3/01/18	Specialty Retail	135,000		EUR	119,796
					202,544
Turkey 0.5%
[c]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	Banks	200,000			200,141
Ukraine 0.7%
[g]State Export-Import Bank of Ukraine, (Biz Finance PLC), loan participation, Reg S,
8.75%, 1/22/18	Banks	400,000			299,750

Total Corporate Bonds (Cost $1,551,259)					1,154,224
Foreign Government and Agency Securities 23.2%
Brazil 1.9%
Letra Tesouro Nacional, Strip,
10/01/15		90	[h]	BRL	27,969
1/01/16		210	[h]	BRL	63,098
7/01/16		30	[h]	BRL	8,439
10/01/16		80	[h]	BRL	21,762
Nota Do Tesouro Nacional,
10.00%, 1/01/17		790	[h]	BRL	241,322
[i]Index Linked, 6.00%, 8/15/18		80	[h]	BRL	67,304
[i]Index Linked, 6.00%, 5/15/19		70	[h]	BRL	58,598
[i]Index Linked, 6.00%, 8/15/20		20	[h]	BRL	16,712
[i]Index Linked, 6.00%, 8/15/22		60	[h]	BRL	50,006
[i]Index Linked, 6.00%, 5/15/23		128	[h]	BRL	106,691

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
[i]Index Linked, 6.00%, 8/15/24	10	[h]	BRL	8,473
[i]Index Linked, 6.00%, 5/15/45	100	[h]	BRL	84,776
				755,150
Ecuador 1.6%
[c]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	700,000			630,045

Ghana 0.7%
Government of Ghana,
21.00%, 10/26/15	410,000		GHS	92,716
16.90%, 3/07/16	10,000		GHS	2,195
19.24%, 5/30/16	165,000		GHS	36,695
24.44%, 5/29/17	10,000		GHS	2,332
23.00%, 8/21/17	310,000		GHS	70,721
23.23%, 2/19/18	140,000		GHS	32,364
23.47%, 5/21/18	280,000		GHS	65,371
				302,394
Hungary 2.2%
Government of Hungary,
4.00%, 4/25/18	11,320,000		HUF	42,158
6.50%, 6/24/19	48,690,000		HUF	197,422
7.50%, 11/12/20	17,140,000		HUF	73,846
5.375%, 2/21/23	70,000			75,945
A, 6.75%, 11/24/17	48,310,000		HUF	191,659
A, 5.50%, 12/20/18	31,810,000		HUF	124,584
A, 7.00%, 6/24/22	9,040,000		HUF	38,513
A, 6.00%, 11/24/23	28,260,000		HUF	115,526
B, 6.75%, 2/24/17	8,980,000		HUF	34,483
B, 5.50%, 6/24/25	4,370,000		HUF	17,524
				911,660
Indonesia 0.9%
Government of Indonesia,
8.375%, 3/15/34	890,000,000		IDR	66,588
FR31, 11.00%, 11/15/20	31,000,000		IDR	2,599
FR34, 12.80%, 6/15/21	1,751,000,000		IDR	158,768
FR35, 12.90%, 6/15/22	31,000,000		IDR	2,882
FR36, 11.50%, 9/15/19	63,000,000		IDR	5,273
FR43, 10.25%, 7/15/22	31,000,000		IDR	2,564
senior bond, FR53, 8.25%, 7/15/21	173,000,000		IDR	12,972
senior note, 8.50%, 10/15/16	125,000,000		IDR	9,489
senior note, FR70, 8.375%, 3/15/24	1,170,000,000		IDR	88,282
				349,417
Kenya 0.5%
[c]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	200,000			203,452

Malaysia 0.3%
Government of Malaysia,
3.835%, 8/12/15	185,000		MYR	49,047
3.314%, 10/31/17	20,000		MYR	5,308
senior bond, 4.262%, 9/15/16	110,000		MYR	29,544
senior bond, 3.814%, 2/15/17	80,000		MYR	21,419
senior bond, 4.012%, 9/15/17	30,000		MYR	8,081
senior note, 3.172%, 7/15/16	50,000		MYR	13,261
				126,660
Mexico 0.4%
Government of Mexico,
6.25%, 6/16/16	13,800	[j]	MXN	90,057
7.25%, 12/15/16	300	[j]	MXN	2,000
7.75%, 12/14/17	7,310	[j]	MXN	50,229
				142,286
Mongolia 0.4%
[c]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			181,814

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Nigeria 1.4%
Government of Nigeria,
13.05%, 8/16/16	46,700,000	NGN	231,059
15.10%, 4/27/17	69,000,000	NGN	347,967
			579,026
Philippines 0.6%
Government of the Philippines, senior note, 1.625%, 4/25/16	10,280,000	PHP	226,668

Poland 1.9%
Government of Poland,
5.00%, 4/25/16	185,000	PLN	50,481
[e] FRN, 2.01%, 1/25/17	571,000	PLN	151,755
[e] FRN, 2.01%, 1/25/21	579,000	PLN	151,937
Strip, 7/25/15	1,100,000	PLN	292,089
Strip, 1/25/16	460,000	PLN	121,169
			767,431
Republic of Montenegro 0.3%
[c]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	124,509

Senegal 0.5%
[c]Government of Senegal, 144A, 6.25%, 7/30/24	200,000		193,445

Serbia 2.0%
[c]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000		224,759
Serbia Treasury Note, 10.00%,
9/14/15	16,700,000	RSD	156,157
10/18/15	5,500,000	RSD	51,641
1/30/16	390,000	RSD	3,697
2/21/16	39,000,000	RSD	370,440
12/19/16	1,900,000	RSD	18,374
11/08/17	510,000	RSD	4,997
			830,065
South Korea 0.3%
Korea Treasury Bond, senior note,
2.75%, 6/10/16	76,000,000	KRW	68,608
3.00%, 12/10/16	69,400,000	KRW	63,168
			131,776
Sri Lanka 2.4%
Government of Sri Lanka,
10.60%, 7/01/19	20,000	LKR	163
10.60%, 9/15/19	30,000	LKR	244
[c] 144A, 5.875%, 7/25/22	200,000		197,561
A, 11.00%, 8/01/15	2,600,000	LKR	19,489
A, 8.50%, 11/01/15	12,300,000	LKR	92,442
A, 5.80%, 1/15/17	8,300,000	LKR	61,036
A, 7.50%, 8/15/18	20,000	LKR	148
A, 9.00%, 5/01/21	20,610,000	LKR	155,624
B, 11.00%, 9/01/15	1,500,000	LKR	11,286
B, 8.00%, 6/01/16	25,100,000	LKR	189,938
B, 5.80%, 7/15/17	2,900,000	LKR	21,109
C, 8.50%, 4/01/18	5,300,000	LKR	40,500
D, 8.50%, 6/01/18	3,780,000	LKR	28,845
[c] senior note, 144A, 6.25%, 10/04/20	165,000		169,570
			987,955
Ukraine 1.5%
[c]Financing of Infrastructure Projects State Enterprise, senior note, 144A, 9.00%,	490,000		239,794
12/07/17
[c]Government of Ukraine,
144A, 9.25%, 7/24/17	210,000		102,244
144A, 7.75%, 9/23/20	360,000		177,798

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

senior bond, 144A, 7.80%, 11/28/22	200,000			105,250
				625,086
Uruguay 2.9%
[k]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	444,008		UYU	15,725
senior bond, Index Linked, 5.00%, 9/14/18	78,366		UYU	2,950
senior bond, Index Linked, 4.375%, 12/15/28	8,879,179		UYU	315,892
senior bond, Index Linked, 4.00%, 7/10/30	307,607		UYU	10,450
Uruguay Notas del Tesoro,
10.25%, 8/22/15	3,167,000		UYU	117,091
9.50%, 1/27/16	6,154,000		UYU	227,858
11.00%, 3/21/17	80,000		UYU	2,862
07, 13.25%, 4/08/18	780,000		UYU	28,930
[k] 10, Index Linked, 4.25%, 1/05/17	30,988		UYU	1,140
[k] 13, Index Linked, 4.00%, 5/25/25	151,841		UYU	5,328
[k] 18, Index Linked, 2.25%, 8/23/17	2,584,399		UYU	90,616
[k] 19, Index Linked, 2.50%, 9/27/22	61,976		UYU	2,006
Uruguay Treasury Bill,
Strip, 7/02/15	534,000		UYU	19,764
Strip, 8/20/15	1,541,000		UYU	56,118
Strip, 11/26/15	340,000		UYU	11,959
Strip, 1/14/16	259,000		UYU	8,955
Strip, 3/03/16	418,000		UYU	14,412
Strip, 4/21/16	1,755,000		UYU	58,624
Strip, 6/09/16	333,000		UYU	11,121
Strip, 7/28/16	321,000		UYU	10,528
Strip, 9/15/16	250,000		UYU	7,951
Strip, 11/03/16	330,000		UYU	10,328
Strip, 2/10/17	140,000		UYU	4,252
Strip, 4/03/17	1,935,000		UYU	57,452
Strip, 5/19/17	2,590,000		UYU	75,440
				1,167,752
Zambia 0.5%
[c]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000			202,742

Total Foreign Government and Agency Securities (Cost $11,634,645)				9,439,333
Total Investments before Short Term Investments (Cost $37,664,300)				34,200,999

Short Term Investments 13.7%
Foreign Government and Agency Securities 0.8%
Indonesia 0.1%
[l]Indonesia Treasury Bills, 1/07/16 - 2/04/16	438,000,000		IDR	31,789
Malaysia 0.6%
[l]Bank of Negara Monetary Note, 8/18/15 - 10/01/15	25,000		MYR	6,592
Government of Malaysia, 3.197%, 10/15/15	400,000		MYR	106,009
[l]Malaysia Treasury Bills, 8/14/15 - 5/27/16	420,000		MYR	110,579
				223,180
Mexico 0.1%
Government of Mexico, 8.00%, 12/17/15	2,900	[j]	MXN	18,856
[l]Mexico Treasury Bills, 9/17/15 - 3/31/16	23,280	[m]	MXN	14,460
				33,316
Philippines 0.0%†
[l]Philippine Treasury Bills, 8/05/15 - 3/02/16	870,000		PHP	19,223

Uruguay 0.0%†
[l]Uruguay Treasury Bills, 10/23/15 - 4/11/16	80,000		UYU	2,796

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
Total Foreign Government and Agency Securities (Cost $325,671)		310,304
Total Investments before Money Market Funds (Cost $37,989,971)		34,511,303
	Shares
Money Market Funds (Cost $5,220,590) 12.9%
United States 12.9%
[a,n]Institutional Fiduciary Trust Money Market Portfolio	5,220,590	5,220,590
Total Investments (Cost $43,210,561) 97.8%		39,731,893
Other Assets, less Liabilities 2.2%		913,121
Net Assets 100.0%		$40,645,014

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At June 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $3,852,050, representing 9.48% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.
e The coupon rate shown represents the rate at period end.
f Income may be received in additional securities and/or cash.
g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
h Principal amount is stated in 1,000 Brazilian Real Units.
i Redemption price at maturity is adjusted for inflation.
j Principal amount is stated in 100 Mexican Peso Units.
k Principal amount of security is adjusted for inflation.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At June 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso	JPHQ	Buy	1,863,000	$42,589	7/01/15	$-	$(1,292)
Philippine Peso	JPHQ	Sell	1,863,000	41,262	7/01/15	-	(34)
Malaysian Ringgit	JPHQ	Buy	140,250	42,819	7/02/15	-	(5,678)
Malaysian Ringgit	JPHQ	Sell	140,250	37,044	7/02/15	-	(96)
Malaysian Ringgit	DBAB	Buy	25,770	7,878	7/03/15	-	(1,055)
Malaysian Ringgit	DBAB	Sell	25,770	6,814	7/03/15	-	(10)
Malaysian Ringgit	JPHQ	Buy	220,800	59,275	7/03/15	-	(808)
Malaysian Ringgit	DBAB	Buy	238,900	73,096	7/07/15	-	(9,859)
Malaysian Ringgit	DBAB	Sell	238,900	63,151	7/07/15	-	(86)
Chilean Peso	MSCO	Buy	55,692,500	87,548	7/20/15	-	(596)
Euro	DBAB	Sell	31,000	41,583	8/03/15	7,019	-
Mexican Peso	CITI	Buy	7,208,000	530,957	8/10/15	-	(73,767)

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Euro	DBAB	Sell	117,750	157,973	8/13/15	26,666	-
Chilean Peso	CITI	Buy	28,321,000	46,876	8/17/15	-	(2,777)
Chilean Peso	JPHQ	Buy	28,064,000	46,491	8/17/15	-	(2,792)
Malaysian Ringgit	HSBK	Buy	550,000	149,396	8/26/15	-	(4,504)
Malaysian Ringgit	HSBK	Buy	250,000	72,840	8/28/15	-	(6,994)
Euro	DBAB	Sell	120,000	158,714	8/31/15	24,862	-
Mexican Peso	CITI	Buy	7,253,572	535,671	9/11/15	-	(76,606)
Chilean Peso	DBAB	Buy	56,385,000	88,433	9/17/15	-	(893)
Chilean Peso	DBAB	Buy	55,692,500	87,013	9/21/15	-	(581)
Philippine Peso	DBAB	Buy	5,554,840	123,785	9/30/15	-	(1,216)
Malaysian Ringgit	JPHQ	Buy	310,750	82,340	10/01/15	-	(739)
Malaysian Ringgit	DBAB	Buy	25,770	6,759	10/05/15	6	-
Malaysian Ringgit	DBAB	Buy	238,900	62,654	10/07/15	48	-
Euro	DBAB	Sell	623,000	790,618	10/15/15	95,186	-
Euro	DBAB	Sell	100,000	127,530	10/29/15	15,874	-
Indian Rupee	JPHQ	Buy	12,595,000	194,331	10/29/15	-	(324)
Euro	BZWS	Sell	100,000	125,153	11/16/15	13,460	-
Brazilian Real	HSBK	Buy	300,000	105,108	11/20/15	-	(13,441)
Euro	CITI	Sell	363,000	449,793	12/07/15	44,187	-
Euro	DBAB	Sell	137,000	170,044	12/09/15	16,959	-
Euro	JPHQ	Sell	53,000	56,462	12/21/15	-	(2,774)
South Korean Won	JPHQ	Buy	588,927,300	528,025	12/22/15	-	(3,639)
Euro	DBAB	Sell	41,018	49,198	1/07/16	3,336	-
Malaysian Ringgit	JPHQ	Buy	155,000	41,932	1/11/16	-	(1,570)
Euro	CITI	Sell	28,594	33,537	1/20/16	1,556	-
Euro	DBAB	Sell	120,000	136,914	1/29/16	2,673	-
Philippine Peso	DBAB	Buy	5,554,840	121,997	1/29/16	-	(47)
Euro	DBAB	Sell	100,000	113,630	2/03/16	1,749	-
Euro	DBAB	Sell	339,000	388,335	2/23/16	8,879	-
Uruguayan Peso	CITI	Buy	580,000	21,045	3/09/16	-	(1,072)
Euro	DBAB	Sell	66,600	71,212	3/18/16	-	(3,379)
Euro	JPHQ	Sell	66,000	71,138	3/24/16	-	(2,791)
Euro	JPHQ	Sell	27,000	29,872	3/29/16	-	(376)
Ghanaian Cedi	BZWS	Buy	29,574	6,266	4/08/16	-	(581)
Euro	JPHQ	Sell	130,000	141,631	4/21/16	-	(4,108)
Euro	DBAB	Sell	121,000	130,995	4/22/16	-	(4,659)
Euro	BZWS	Sell	136,000	156,210	5/18/16	3,620	-
Euro	JPHQ	Sell	109,400	125,560	5/20/16	2,808	-
South Korean Won	JPHQ	Buy	145,000,000	132,523	5/23/16	-	(3,461)
South Korean Won	JPHQ	Buy	145,000,000	130,267	5/31/16	-	(1,207)
Euro	DBAB	Sell	123,000	137,860	6/06/16	-	(223)
Ghanaian Cedi	BZWS	Buy	60,000	11,505	6/10/16	-	(195)
Philippine Peso	DBAB	Buy	1,885,120	41,094	6/30/16	41	-
Philippine Peso	JPHQ	Buy	1,863,000	40,704	7/01/16	-	(53)
Malaysian Ringgit	JPHQ	Buy	140,250	36,025	7/05/16	55	-
Total Forward Exchange Contracts unrealized
appreciation (depreciation)						$268,984	$(234,283)
Net unrealized appreciation (depreciation)						$34,701

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

At June 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized

Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$810,000	10/17/17	$659	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	20,000	10/04/23	-	(843)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	20,000	10/04/23	-	(875)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	20,000	10/07/23	-	(824)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	680,000	1/22/25	25,660	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	850,000	1/23/25	27,807	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	510,000	1/27/25	16,683	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	130,000	1/29/25	4,702	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	110,000	1/30/25	3,944	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	160,000	2/03/25	7,628	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	10,000	10/04/43	-	(1,538)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	10,000	10/04/43	-	(1,576)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	10,000	10/07/43	-	(1,552)
Total Interest Rate Swaps				$87,083	$(7,208)
Net unrealized appreciation (depreciation)				$79,875

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

ABBREVIATIONS
Counterparty/Exchange

BZWS		Barclays Bank PLC
CITI	Citigroup N.A.
CME		Chicago Mercantile Exchange
DBAB		Deutsche Bank AG
HSBK		HSBC Bank PLC
JPHQ	JPMorgan Chase Bank, N.A.
LCH		London Clearing House
MSCO	Morgan Stanley and Co., Inc.

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
UYU	-	Uruguayan Peso

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 88.6%
Argentina 0.8%
MercadoLibre Inc.	Internet Software & Services	42,000	$5,951,400

Austria 1.7%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	146,774	13,521,755

Botswana 0.4%
Letshego Holdings Ltd.	Consumer Finance	9,617,099	3,120,556

Brazil 3.5%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	1,822,577
Cia Hering	Specialty Retail	466,500	1,822,324
Duratex SA	Paper & Forest Products	1,275,500	2,977,247
Gaec Educacao SA	Diversified Consumer Services	633,400	4,429,300
Grendene SA	Textiles, Apparel & Luxury Goods	1,012,512	5,446,203
JSL SA	Road & Rail	1,248,503	4,335,219
Ser Educacional SA	Diversified Consumer Services	1,377,200	6,367,275
			27,200,145
China 8.6%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	20,271,841	4,628,841
[a]China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	10,204,200	908,310
COSCO Pacific Ltd.	Transportation Infrastructure	5,257,736	7,121,868
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	9,163,000	12,222,613
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	18,756,238
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	124,800	3,556,800
[a]Sohu.com Inc.	Internet Software & Services	36,722	2,169,903
Travelsky Technology Ltd., H	IT Services	5,007,500	7,364,303
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	27,574,000	3,592,750
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	15,370,000	6,344,972
			66,666,598
Czech Republic 1.2%
[a]Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	899,465	2,907,666
Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	197,073	6,652,593
			9,560,259
Egypt 3.9%
Eastern Tobacco	Tobacco	116,291	3,276,855
[a,b]Edita Food Industries SAE, 144A	Food Products	1,396,572	5,308,037
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,373,432	15,300,256
[a,b]Integrated Diagnostics Holdings PLC, 144A	Health Care Providers & Services	1,049,430	6,139,165
			30,024,313
Estonia 0.4%
Olympic Entertainment Group A.S.	Hotels, Restaurants & Leisure	1,557,217	3,210,565
Silvano Fashion Group AS, A	Specialty Retail	35,357	52,013
			3,262,578
Hong Kong 4.2%
Bonjour Holdings Ltd.	Specialty Retail	10,798,150	794,017
Giordano International Ltd.	Specialty Retail	3,938,000	2,128,608
I.T Ltd.	Specialty Retail	20,830,395	7,846,685
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments
	& Components	16,040,000	7,759,638
[a]Ju Teng International Holdings Ltd., wts., 10/14/16	Electronic Equipment, Instruments
	& Components	2,005,000	122,861
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,086,000	6,149,026
[c]Sa Sa International Holdings Ltd.	Specialty Retail	5,006,000	2,712,352
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,783,500	2,513,662

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	13,892,857	2,276,151
			32,303,000
India 10.9%
Apollo Tyres Ltd.	Auto Components	1,544,361	4,136,799
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	763,270	17,527,726
Balkrishna Industries Ltd.	Auto Components	717,833	8,054,956
Biocon Ltd.	Biotechnology	1,020,399	7,402,758
Federal Bank Ltd.	Banks	7,457,672	17,342,277
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	717,900	3,773,148
JK Cement Ltd.	Construction Materials	1,502,198	15,939,443
[a,d]Nirvikara Paper Mills Ltd.	Auto Components	79,759	84,593
Redington India Ltd.	Electronic Equipment, Instruments
	& Components	6,873,997	10,442,152
			84,703,852
Indonesia 2.2%
Bank Permata Tbk PT	Banks	19,105,600	2,264,155
Express Transindo Utama Tbk PT	Road & Rail	45,462,400	3,392,844
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,609,000	2,750,891
Mandom Indonesia Tbk PT	Personal Products	2,341,500	3,231,472
[a]Panin Financial Tbk PT	Insurance	246,820,200	5,294,624
			16,933,986
Kazakhstan 1.1%
[b]Kcell JSC, GDR, 144A	Wireless Telecommunication
	Services	92,768	805,226
[e]Kcell JSC, GDR, Reg S	Wireless Telecommunication
	Services	40,701	353,285
Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	785,830	7,314,643
			8,473,154
Kuwait 0.9%
Kuwait Foods Americana	Hotels, Restaurants & Leisure	768,500	6,861,607

Malaysia 3.1%
7-Eleven Malaysia Holdings Bhd.	Food & Staples Retailing	16,197,500	6,864,257
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,866,400	10,968,895
Oldtown Bhd.	Food Products	15,124,025	6,409,334
			24,242,486
Mexico 1.5%
Grupo Herdez SAB de CV	Food Products	4,483,374	11,418,049

Nigeria 1.0%
Access Bank Nigeria PLC	Banks	42,999,778	1,224,185
UAC of Nigeria PLC	Industrial Conglomerates	30,288,005	6,463,347
			7,687,532
Pakistan 0.8%
Habib Bank Ltd.	Banks	2,963,600	6,241,455

Peru 1.2%
[e]Intercorp Financial Services Inc., Reg S	Banks	330,410	9,747,095

Philippines 0.5%
Pepsi-Cola Products Philippines Inc.	Beverages	36,622,200	3,969,820

Poland 5.2%
Amica Wronki SA	Household Durables	112,408	4,780,077
[a]AmRest Holdings NV	Hotels, Restaurants & Leisure	58,533	2,271,284
CCC SA	Textiles, Apparel & Luxury Goods	133,936	6,193,901
Fabryki Mebli Forte SA	Household Durables	426,088	6,453,803
[b]Prime Car Management SA, 144A	Road & Rail	526,165	5,887,376
[a]SMT SA	IT Services	353,556	1,447,094
Wawel SA	Food Products	21,797	7,241,432

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Work Service SA	Professional Services	1,242,312	5,844,154
			40,119,121
Romania 0.2%
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	150,051	1,242,562

Russia 2.9%
[e]Cherkizovo Group PJSC, GDR, Reg S	Food Products	224,987	1,975,386
[a]DIXY Group OJSC	Food & Staples Retailing	561,958	3,333,099
[a,e]Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	558,363
[a,e]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	464,316	9,680,989
[e]O'Key Group SA, GDR, Reg S	Food & Staples Retailing	519,393	1,228,364
[a,e]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	370,649	6,171,306
			22,947,507
Singapore 0.8%
[c]OSIM International Ltd.	Specialty Retail	4,869,000	5,982,772
Parkson Retail Asia Ltd.	Multiline Retail	1,511,300	541,393
			6,524,165
South Korea 10.1%
AmorePacific Group	Personal Products	89,670	14,976,501
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	85,962	2,587,367
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	115,023	11,403,266
[a]I-Sens Inc.	Health Care Equipment & Supplies	113,635	6,191,039
Interojo Co. Ltd.	Health Care Equipment & Supplies	320,883	9,987,829
Interpark Corp.	Internet & Catalog Retail	170,863	1,425,334
LF Corp.	Textiles, Apparel & Luxury Goods	118,955	3,219,192
Medy-tox Inc.	Biotechnology	11,482	5,712,081
Vieworks Co. Ltd.	Health Care Equipment & Supplies	221,640	8,502,231
Youngone Corp.	Textiles, Apparel & Luxury Goods	289,884	14,265,843
			78,270,683
Sri Lanka 1.2%
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	9,164,755

Switzerland 0.2%
[a,b]Wizz Air Holdings PLC, 144A	Airlines	60,600	1,480,401

Taiwan 4.9%
ADLINK Technology Inc.	Technology Hardware, Storage &
	Peripherals	1,380,000	4,644,810
Flytech Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	2,654,500	10,566,798
Green Seal Holding Ltd.	Chemicals	866,000	3,937,765
Merida Industry Co. Ltd.	Leisure Products	1,203,000	7,786,660
St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	329,000	5,227,969
TTY Biopharm Co. Ltd.	Pharmaceuticals	2,521,900	5,884,624
			38,048,626
Thailand 2.0%
Beauty Community PCL, fgn.	Specialty Retail	85,618,000	10,230,603
DSG International Thailand PCL, fgn.	Household Products	27,442,800	5,559,988
			15,790,591
Turkey 8.2%
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	284,304	1,362,615
Celebi Hava Servisi AS	Transportation Infrastructure	359,261	4,582,718
Coca-Cola Icetek AS	Beverages	372,780	6,201,182
IS Yatirim Menkul Degerler AS	Capital Markets	3,693,336	1,515,300
[a]Ozak Gayrimenkul Yatirim Ortakligi	Real Estate Investment Trusts	4,563,244	4,748,592
Pinar Entegre Et ve Un Sanayi AS	Food Products	1,562,941	5,660,422
[f]Pinar Sut Mamulleri Sanayii AS	Food Products	3,235,619	26,731,178
[f]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	23,975,998	6,259,818
Ulker Biskuvi Sanayi AS	Food Products	331,080	2,309,200
[b]Ulker Biskuvi Sanayi AS, 144A	Food Products	157,817	1,100,734

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Yazicilar Holding AS	Industrial Conglomerates	429,121	3,321,122
			63,792,881
Turkmenistan 1.3%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	863,054	9,843,528
United Arab Emirates 0.9%
Aramex Co.	Air Freight & Logistics	7,312,967	6,928,891
United States 1.4%
[a]Luxoft Holding Inc.	IT Services	198,473	11,223,648
Vietnam 1.4%
DHG Pharmaceutical JSC	Pharmaceuticals	1,118,432	3,764,212
Imexpharm Pharmaceutical JSC	Pharmaceuticals	545,094	1,135,691
Vietnam Container Shipping JSC	Marine	1,812,676	4,017,378
Vietnam Dairy Products JSC	Food Products	424,680	2,197,442
			11,114,723
Total Common Stocks and Other Equity Interests (Cost $582,786,263)			688,381,722
Participatory Notes 1.6%
Saudi Arabia 1.6%
[b]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	40,309	1,536,911
[b]HSBC Bank PLC, Mouwasat Medical Services Co., 144A, 3/05/18	Health Care Providers & Services	279,525	10,583,269
Total Participatory Notes (Cost $10,405,296)			12,120,180
Preferred Stocks (Cost $7,185,059) 0.6%
Chile 0.6%
Embotelladora Andina SA, pfd., A	Beverages	1,979,200	4,743,393
Total Investments before Short Term Investments (Cost $600,376,618)			705,245,295

Short Term Investments 10.3%
Money Market Funds (Cost $74,922,950) 9.6%
United States 9.6%
[a,g]Institutional Fiduciary Trust Money Market Portfolio		74,922,950	74,922,950
Investments from Cash Collateral Received for Loaned Securities (Cost
$5,197,200) 0.7%
Money Market Funds 0.7%
United States 0.7%
[a,g]Institutional Fiduciary Trust Money Market Portfolio		5,197,200	5,197,200
Total Investments (Cost $680,496,768) 101.1%			785,365,445
Other Assets, less Liabilities (1.1)%			(8,455,225)
Net Assets 100.0%			$776,910,220

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $32,841,119, representing 4.23% of net assets.
c A portion or all of the security is on loan at June 30, 2015.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2015, the value of this security was $ 84,593, representing 0.01% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2015, the aggregate value of these securities was $29,714,788, representing 3.82%of net assets.
f See Note 6 regarding holdings of 5% voting securities.

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
g Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited)

Templeton Frontier Markets Fund	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 84.2%
Argentina 0.4%
[a]Telecom Argentina SA, B, ADR	Diversified Telecommunication
	Services	189,900	$3,416,301
Botswana 2.5%
Letshego Holdings Ltd.	Consumer Finance	61,550,162	19,971,797
Cambodia 1.1%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	11,893,611	8,807,070
Colombia 0.9%
[b]Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	2,431,054	7,244,541
Egypt 5.5%
Alexandria Mineral Oils Co.	Chemicals	837,651	4,654,806
Eastern Tobacco	Tobacco	352,546	9,934,062
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,175,555	13,095,874
[b,c]Global Telecom Holding, GDR, Reg S	Wireless Telecommunication
	Services	3,882,976	6,678,719
[b]Maridive & Oil Services SAE	Energy Equipment & Services	2,698,226	1,187,219
Telecom Egypt	Diversified Telecommunication
	Services	8,292,854	8,825,365
			44,376,045
Georgia 1.9%
Bank of Georgia Holdings PLC	Banks	485,123	14,861,501
Kazakhstan 3.7%
[c]KazMunaiGas Exploration Production, GDR, Reg S	Oil, Gas & Consumable Fuels	1,295,936	12,829,766
[d]Kcell JSC, GDR, 144A	Wireless Telecommunication
	Services	847,845	7,359,295
[c]Kcell JSC, GDR, Reg S	Wireless Telecommunication
	Services	505,417	4,387,019
Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	540,331	5,029,496
			29,605,576
Kenya 2.7%
East African Breweries Ltd.	Beverages	3,902,600	11,983,821
Equity Group Holdings Ltd./Kenya	Banks	3,204,447	1,500,194
Kenya Commercial Bank Ltd.	Banks	15,262,160	8,297,575
			21,781,590
Kuwait 6.6%
Kuwait Foods Americana	Hotels, Restaurants & Leisure	717,744	6,408,429
Mobile Telecommunications Co.	Wireless Telecommunication
	Services	16,993,843	23,321,577
National Bank of Kuwait SAK	Banks	8,158,346	23,201,645
			52,931,651
Lebanon 1.0%
[c]BLOM Bank SAL, GDR, Reg S	Banks	754,950	7,549,500
Luxembourg 1.7%
[b]Adecoagro SA	Food Products	1,017,645	9,382,687
Ternium SA, ADR	Metals & Mining	258,000	4,465,980
			13,848,667
Mauritius 0.5%
[b]New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	6,483,930	3,803,164
[b]New Mauritius Hotels Ltd., rts., 7/17/15	Hotels, Restaurants & Leisure	2,161,309	—
			3,803,164
Nigeria 7.5%
Nigerian Breweries PLC	Beverages	20,122,575	15,154,574
[d]SEPLAT Petroleum Development Co. PLC, 144A	Oil, Gas & Consumable Fuels	5,378,514	9,590,348

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
UAC of Nigeria PLC	Industrial Conglomerates	30,899,493	6,593,836
Zenith Bank PLC	Banks	294,120,412	28,428,491
			59,767,249
Oman 3.1%
Bank Muscat SAOG	Banks	17,088,584	24,414,482
Pakistan 5.7%
Fauji Fertilizer Co. Ltd.	Chemicals	11,610,303	17,099,121
Habib Bank Ltd.	Banks	3,431,700	7,227,291
Indus Motor Co. Ltd.	Automobiles	543,354	6,663,222
United Bank Ltd.	Banks	8,934,300	14,978,220
			45,967,854
Panama 2.4%
Cable & Wireless Communications PLC	Diversified Telecommunication
	Services	9,852,636	10,308,676
Copa Holdings SA	Airlines	104,620	8,640,566
			18,949,242
Peru 1.8%
[c]Intercorp Financial Services Inc., Reg S	Banks	496,800	14,655,600
Qatar 2.3%
Ooredoo QSC	Diversified Telecommunication
	Services	780,702	18,653,230
Romania 7.5%
[b]Banca Transilvania	Banks	31,211,118	16,549,025
[e]OMV Petrom SA	Oil, Gas & Consumable Fuels	415,560,797	39,007,499
[d]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	499,800	4,530,906
			60,087,430
Senegal 1.8%
Sonatel	Diversified Telecommunication
	Services	355,363	14,431,962
South Africa 3.3%
MTN Group Ltd.	Wireless Telecommunication
	Services	1,405,609	26,428,823
South Korea 1.9%
Youngone Corp.	Textiles, Apparel & Luxury Goods	311,799	15,344,329
Turkmenistan 1.9%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	1,311,817	14,961,877
Ukraine 4.3%
Ferrexpo PLC	Metals & Mining	9,523,330	9,949,167
Kernel Holding SA	Food Products	785,116	7,881,312
[c]MHP SA, GDR, Reg S	Food Products	1,663,802	16,804,400
			34,634,879
United Arab Emirates 3.0%
Agthia Group PJSC	Food Products	3,630,942	7,345,122
Aramex Co.	Air Freight & Logistics	17,422,032	16,507,030
			23,852,152
Vietnam 6.1%
Binh Minh Plastics JSC	Building Products	438,412	1,565,865
DHG Pharmaceutical JSC	Pharmaceuticals	1,179,560	3,969,946
Hoa Phat Group JSC	Metals & Mining	5,087,183	6,732,128
Imexpharm Pharmaceutical JSC	Pharmaceuticals	1,059,783	2,208,033
PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	4,170,772	10,026,583
Petrovietnam Fertilizer and Chemical JSC	Chemicals	4,660,860	6,338,693
PetroVietnam Technical Services Corp.	Energy Equipment & Services	13,100,824	16,137,196

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
Vietnam Dairy Products JSC	Food Products	321,240	1,662,208
			48,640,652
Zimbabwe 3.1%
Delta Corp. Ltd.	Beverages	17,278,369	17,451,153
Econet Wireless Zimbabwe Ltd.	Wireless Telecommunication
	Services	19,287,620	7,715,048
			25,166,201
Total Common Stocks and Other Equity Interests (Cost $708,053,790)			674,153,365
Participatory Notes 12.2%
Saudi Arabia 12.2%
[d]Deutsche Bank AG/London,
Al Tayyar Travel Group, 144A, 3/20/17	Hotels, Restaurants & Leisure	247,020	6,503,993
Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	553,470	4,973,187
Saudi Basic Industries Corp., 144A, 9/27/16	Chemicals	587,547	14,921,704
Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	125,946	4,802,101
[d]HSBC Bank PLC,
Etihad Etisalat Co., 144A, 11/20/17	Wireless Telecommunication
	Services	1,055,012	9,479,777
Mouwasat Medical Services Co., 144A, 3/05/18	Health Care Providers & Services	320,851	12,147,938
Samba Financial Group, 144A, 6/29/17	Banks	3,037,435	21,137,729
[d]Merrill Lynch International & Co. CV,
Mouwasat Medical Services Co., 144A, 9/20/17	Health Care Providers & Services	35,082	1,328,261
Samba Financial Group, 144A, 3/02/17	Banks	1,448,314	10,078,922
Saudi Dairy & Foodstuff Co., 144A, 4/02/18	Food Products	334,622	12,758,551
Total Participatory Notes (Cost $100,577,090)			98,132,163
Total Investments before Short Term Investments (Cost $808,630,880)			772,285,528

Short Term Investments (Cost $26,250,443) 3.3%
Money Market Funds 3.3%
United States 3.3%
[b,f]Institutional Fiduciary Trust Money Market Portfolio		26,250,443	26,250,443

Total Investments (Cost $834,881,323) 99.7%			798,535,971
Other Assets, less Liabilities 0.3%			2,374,341
Net Assets 100.0%			$800,910,312

a A portion or all of the security purchased on a delayed delivery basis.
b Non-income producing.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2015, the aggregate value of these securities was $62,905,004, representing 7.85% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $119,612,712, representing 14.93% of net assets.
e At June 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited)

Templeton Global Balanced Fund	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 63.3%
Austria 0.2%
UNIQA Insurance Group AG	Insurance	348,239	$3,139,300
[a]UNIQA Insurance Group AG, 144A	Insurance	350,000	3,155,175
			6,294,475
Belgium 0.9%
UCB SA	Pharmaceuticals	357,990	25,689,160
Brazil 0.3%
BM&F BOVESPA SA	Diversified Financial Services	2,530,300	9,534,487
Canada 0.3%
Precision Drilling Corp.	Energy Equipment & Services	1,394,900	9,381,233
China 1.7%
China Mobile Ltd.	Wireless Telecommunication
	Services	983,000	12,605,084
[b]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	35,170,700	8,121,568
Haier Electronics Group Co. Ltd.	Household Durables	4,205,400	11,311,475
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,765,200	16,064,750
			48,102,877
Denmark 0.6%
[b]H. Lundbeck AS	Pharmaceuticals	925,720	17,839,273
France 5.4%
AXA SA	Insurance	1,158,260	29,211,321
BNP Paribas SA	Banks	441,920	26,668,753
Cie Generale des Etablissements Michelin, B	Auto Components	205,824	21,559,479
Compagnie de Saint-Gobain	Building Products	397,507	17,839,677
Sanofi	Pharmaceuticals	100,270	9,860,458
SEB SA	Household Durables	143,880	13,405,015
Technip SA	Energy Equipment & Services	216,687	13,407,349
Total SA, B	Oil, Gas & Consumable Fuels	508,790	24,705,106
			156,657,158
Germany 3.5%
Bayer AG	Pharmaceuticals	157,350	22,016,286
Deutsche Boerse AG	Diversified Financial Services	120,920	10,005,877
[b]Deutsche Lufthansa AG	Airlines	768,570	9,905,802
HeidelbergCement AG	Construction Materials	173,160	13,726,537
Metro AG	Food & Staples Retailing	342,670	10,799,809
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	51,380	9,104,410
SAP SE	Software	132,070	9,213,807
Siemens AG	Industrial Conglomerates	156,850	15,793,314
			100,565,842
Hong Kong 0.4%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	737,352	10,881,950
Ireland 0.7%
CRH PLC	Construction Materials	691,142	19,502,558
Israel 1.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	523,801	30,956,639
Italy 1.4%
Eni SpA	Oil, Gas & Consumable Fuels	1,210,464	21,476,106

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

UniCredit SpA	Banks	2,802,807	18,819,619
			40,295,725
Japan 3.3%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	536,300	17,450,893
Nissan Motor Co. Ltd.	Automobiles	2,880,400	30,006,618
SoftBank Group Corp.	Wireless Telecommunication
	Services	171,800	10,119,342
Suntory Beverage & Food Ltd.	Beverages	513,800	20,465,520
Toyota Motor Corp.	Automobiles	242,100	16,226,377
			94,268,750
Netherlands 2.8%
Aegon NV	Insurance	2,670,312	19,617,325
[c]Akzo Nobel NV	Chemicals	396,628	28,850,781
ING Groep NV, IDR	Banks	1,201,070	19,823,666
[b]QIAGEN NV	Life Sciences Tools & Services	482,450	11,847,479
			80,139,251
Portugal 0.7%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,600,398	18,763,089

Russia 0.3%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	567,089	9,566,791

Singapore 1.7%
Cambridge Industrial Trust	Real Estate Investment Trusts
	(REITs)	5,404,500	2,748,595
Jardine Cycle & Carriage Ltd.	Distributors	761,000	18,701,537
[b]Jardine Cycle & Carriage Ltd., rts., 7/15/15	Distributors	84,555	445,720
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	4,191,999	13,102,915
United Overseas Bank Ltd.	Banks	894,000	15,312,629
			50,311,396
South Korea 2.1%
Hyundai Mobis Co. Ltd.	Auto Components	21,460	4,063,377
KB Financial Group Inc.	Banks	313,845	10,343,397
POSCO	Metals & Mining	44,796	8,962,081
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	33,112	37,499,568
			60,868,423
Spain 0.8%
Telefonica SA	Diversified Telecommunication
	Services	1,520,951	21,611,554

Sweden 0.5%
Getinge AB, B	Health Care Equipment & Supplies	558,880	13,445,713

Switzerland 4.2%
ABB Ltd.	Electrical Equipment	814,710	17,059,161
Credit Suisse Group AG	Capital Markets	968,862	26,627,904
Novartis AG	Pharmaceuticals	202,820	19,987,021
Roche Holding AG	Pharmaceuticals	100,500	28,158,486
Swiss Re AG	Insurance	339,750	30,065,568
			121,898,140
Taiwan 1.0%
Quanta Computer Inc.	Technology Hardware, Storage &
	Peripherals	12,073,000	28,522,897

Thailand 0.8%
Bangkok Bank PCL, fgn.	Banks	4,178,800	22,061,988

Turkmenistan 0.3%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	881,472	10,053,594

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

United Kingdom 10.8%
Aberdeen Asset Management PLC	Capital Markets	1,648,480	10,462,639
Aviva PLC	Insurance	2,582,584	19,981,906
Barclays PLC	Banks	4,359,780	17,842,205
BP PLC	Oil, Gas & Consumable Fuels	4,229,260	27,915,471
Carillion PLC	Construction & Engineering	4,169,170	22,393,652
[b]CEVA Holdings LLC	Air Freight & Logistics	247	182,565
GlaxoSmithKline PLC	Pharmaceuticals	545,163	11,326,566
HSBC Holdings PLC	Banks	3,201,392	29,012,892
Kingfisher PLC	Specialty Retail	4,679,858	25,533,695
Marks & Spencer Group PLC	Multiline Retail	2,371,620	19,970,370
Petrofac Ltd.	Energy Equipment & Services	990,990	14,408,604
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	632,829	17,964,732
Serco Group PLC	Commercial Services & Supplies	9,921,030	18,391,408
Sky PLC	Media	1,846,030	30,074,175
Standard Chartered PLC	Banks	1,093,498	17,505,253
Subsea 7 SA	Energy Equipment & Services	307,412	3,008,904
Vodafone Group PLC	Wireless Telecommunication
	Services	6,652,506	24,021,825
			309,996,862
United States 17.5%
Allegheny Technologies Inc.	Metals & Mining	280,830	8,481,066
Amgen Inc.	Biotechnology	180,420	27,698,078
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	662,300	12,729,406
Baker Hughes Inc.	Energy Equipment & Services	244,230	15,068,991
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	666,210	7,441,566
Cisco Systems Inc.	Communications Equipment	493,490	13,551,235
Citigroup Inc.	Banks	550,570	30,413,487
Comcast Corp., Special A	Media	593,992	35,603,880
CVS Health Corp.	Food & Staples Retailing	180,780	18,960,206
Eli Lilly & Co.	Pharmaceuticals	257,690	21,514,538
Foot Locker Inc.	Specialty Retail	267,280	17,910,433
General Motors Co.	Automobiles	866,350	28,875,446
Gilead Sciences Inc.	Biotechnology	228,800	26,787,904
[b]Google Inc., A	Internet Software & Services	18,610	10,050,144
Halliburton Co.	Energy Equipment & Services	246,515	10,617,401
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	625,210	18,762,552
[b]Isis Pharmaceuticals Inc.	Biotechnology	151,130	8,697,532
JPMorgan Chase & Co.	Banks	487,826	33,055,090
Macy's Inc.	Multiline Retail	312,750	21,101,243
Medtronic PLC	Health Care Equipment & Supplies	232,090	17,197,869
Microsoft Corp.	Software	481,539	21,259,947
Morgan Stanley	Capital Markets	434,190	16,842,230
[b]News Corp., A	Media	1,165,360	17,002,602
Noble Corp. PLC	Energy Equipment & Services	841,550	12,951,455
Pfizer Inc.	Pharmaceuticals	588,772	19,741,525
[b,d,e]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	3,163,867
Verizon Communications Inc.	Diversified Telecommunication
	Services	226,363	10,550,779
[b]Verso Corp.	Paper & Forest Products	4,150	2,739
Walgreens Boots Alliance Inc.	Food & Staples Retailing	215,960	18,235,662
			504,268,873
Total Common Stocks and Other Equity Interests (Cost $1,719,571,415)			1,821,478,698
Equity-Linked Securities 1.5%
United States 1.5%
[a]Morgan Stanley into Microsoft Corp., 3.40%, 144A	Software	474,023	20,998,413
[a]The Goldman Sachs Group Inc. into Best Buy Co. Inc., 5.40%, 144A	Specialty Retail	634,950	20,953,541
Total Equity-Linked Securities (Cost $43,238,069)			41,951,954

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[b]CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12		12,000
[b]CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534		395,204
Total Convertible Preferred Stocks (Cost $802,629)				407,204
Preferred Stocks (Cost $16,346,286) 0.5%
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	129,100		13,827,874
		Principal Amount*
Corporate Bonds and Notes 2.4%
Australia 0.0%†
[a]FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 6.875%, 4/01/22	Metals & Mining	300,000		211,500
senior secured note, 144A, 9.75%, 3/01/22	Metals & Mining	600,000		619,125
				830,625
Bermuda 0.0%†
[a]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Wireless Telecommunication
	Services	600,000		603,000
[a]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Wireless Telecommunication
	Services	500,000		483,750
				1,086,750
Brazil 0.1%
[a]JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Food & Staples Retailing	1,400,000		1,449,875
Canada 0.1%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,350,000		984,656
[a]First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Metals & Mining	1,500,000		1,441,875
				2,426,531
Italy 0.0%†
[a]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Diversified Telecommunication
	Services	1,400,000		1,415,750
Luxembourg 0.1%
[a]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.75%, 1/31/21	Containers & Packaging	1,500,000		1,541,250
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Diversified Telecommunication
	Services	800,000		708,500
senior note, 7.50%, 4/01/21	Diversified Telecommunication
	Services	1,200,000		1,191,000
				3,440,750
Mexico 0.1%
[a]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Construction Materials	1,500,000		1,486,875
Russia 0.1%
[a]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,075,500
South Africa 0.2%
[a]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	10,571,000	EUR	4,373,641
[a]Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	Specialty Retail	800,000	EUR	706,561
				5,080,202
Spain 0.0%†
[a]Abengoa Finance SAU, senior note, 144A, 7.75%, 2/01/20	Construction & Engineering	500,000		499,688
Ukraine 0.1%
[f]State Export-Import Bank of Ukraine (Biz Finance PLC), loan participation, Reg S,
8.75%, 1/22/18	Banks	3,880,000		2,907,575
United States 1.6%
[a]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	Internet Software & Services	1,200,000		976,500

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	Oil, Gas & Consumable Fuels	1,500,000		1,260,000
Calpine Corp.,
senior bond, 5.75%, 1/15/25	Independent Power & Renewable
	Electricity Producers	500,000		488,125
[a]senior secured bond, first lien, 144A, 7.875%, 1/15/23	Independent Power & Renewable
	Electricity Producers	952,000		1,032,920
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	Media	1,500,000		1,481,250
CenturyLink Inc., senior bond, 6.75%, 12/01/23	Diversified Telecommunication
	Services	1,500,000		1,510,312
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	Oil, Gas & Consumable Fuels	2,000,000		1,960,000
[g]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	Banks	1,500,000		1,466,250
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	Health Care Providers & Services	1,500,000		1,477,500
Energy Transfer Equity LP, senior bond, 5.875%, 1/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,563,000
Equinix Inc., senior bond, 5.375%, 4/01/23	Internet Software & Services	1,500,000		1,507,500
First Data Corp., senior note, 10.625%, 6/15/21	IT Services	1,298,000		1,440,780
[a,h]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		5,050
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	Automobiles	450,000		493,856
8.125%, 1/15/20	Automobiles	300,000		366,431
Frontier Communications Corp., senior note, 8.50%, 4/15/20	Diversified Telecommunication
	Services	100,000		104,800
Gannett Co. Inc., senior bond, 6.375%, 10/15/23	Media	1,500,000		1,567,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	59,000,000	MXN	4,118,895
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	Pharmaceuticals	1,400,000		1,407,000
HCA Inc.,
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,136,432
senior secured bond, first lien, 5.875%, 3/15/22	Health Care Providers & Services	900,000		981,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	Media	800,000		732,000
senior secured note, first lien, 9.00%, 9/15/22	Media	400,000		364,000
KB Home, senior bond, 7.50%, 9/15/22	Household Durables	1,500,000		1,567,500
Linn Energy LLC/Finance Corp., senior note,
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000		391,250
6.50%, 9/15/21	Oil, Gas & Consumable Fuels	500,000		375,000
Navient Corp., senior note,
8.45%, 6/15/18	Consumer Finance	900,000		1,002,420
5.50%, 1/15/19	Consumer Finance	900,000		919,908
[a]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Energy Equipment & Services	1,500,000		1,169,063
Peabody Energy Corp., senior note, 6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000		162,500
[a,h,i]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	Oil, Gas & Consumable Fuels	600,000		367,500
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	Oil, Gas & Consumable Fuels	1,500,000		1,597,290
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.25%, 2/15/21	Containers & Packaging	800,000		834,000
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.75%, 5/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,501,875
[a]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	Media	1,500,000		1,518,750
Sprint Communications Inc., senior note,
6.00%, 11/15/22	Diversified Telecommunication
	Services	1,100,000		1,007,875
[a]144A, 9.00%, 11/15/18	Diversified Telecommunication
	Services	1,100,000		1,244,936
T-Mobile USA Inc., senior bond, 6.375%, 3/01/25	Wireless Telecommunication
	Services	1,200,000		1,234,500
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	Health Care Providers & Services	600,000		658,500
[a]144A, 5.00%, 3/01/19	Health Care Providers & Services	900,000		903,375
[a,h]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	Independent Power & Renewable
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	Electricity Producers	1,200,000		735,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	Paper & Forest Products	198,000		116,325
[a]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	1,000,000		1,055,625
				45,804,293
Total Corporate Bonds and Notes (Cost $83,975,200)				68,504,414
[i]Senior Floating Rate Interests 0.2%
United States 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	Food Products	427,610		435,093

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	Aerospace & Defense	47,432			40,820
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 11.00%,
1/29/18	Auto Components	129,582			121,159
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802			251,538
[e,k]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	Hotels, Restaurants & Leisure	3,718,639			3,727,935
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000			450,105
Total Senior Floating Rate Interests (Cost $4,803,728)					5,026,650
Foreign Government and Agency Securities 20.4%
Brazil 1.7%
Letra Tesouro Nacional, Strip,
10/01/15		5,550	[l]	BRL	1,724,772
1/01/16		20,100	[l]	BRL	6,039,380
7/01/16		1,670	[l]	BRL	469,767
10/01/16		5,280	[l]	BRL	1,436,319
1/01/17		13,620	[l]	BRL	3,598,142
1/01/18		6,870	[l]	BRL	1,618,240
Nota Do Tesouro Nacional,
10.00%, 1/01/17		20,325	[l]	BRL	6,208,705
10.00%, 1/01/21		2,700	[l]	BRL	780,855
10.00%, 1/01/23		7,150	[l]	BRL	2,027,234
[m]Index Linked, 6.00%, 8/15/16		3,120	[l]	BRL	2,638,636
[m]Index Linked, 6.00%, 8/15/18		5,785	[l]	BRL	4,866,911
[m]Index Linked, 6.00%, 8/15/22		3,450	[l]	BRL	2,875,326
[m]Index Linked, 6.00%, 5/15/45		15,735	[l]	BRL	13,339,442
senior note, 10.00%, 1/01/19		5,490	[l]	BRL	1,631,276
					49,255,005
El Salvador 0.0%†
[a]Government of El Salvador, 144A, 7.65%, 6/15/35		100,000			100,906

Ghana 0.4%
Government of Ghana,
21.00%, 10/26/15		6,071,000		GHS	1,372,874
16.90%, 3/07/16		3,270,000		GHS	717,727
19.24%, 5/30/16		3,615,000		GHS	803,952
26.00%, 6/05/17		2,070,000		GHS	493,935
23.00%, 8/21/17		29,760,000		GHS	6,789,171
22.49%, 4/23/18		50,000		GHS	11,439
23.47%, 5/21/18		5,050,000		GHS	1,179,019
19.04%, 9/24/18		3,220,000		GHS	676,839
					12,044,956
Hungary 2.1%
Government of Hungary,
4.125%, 2/19/18		3,001,000			3,129,158
4.00%, 4/25/18		256,280,000		HUF	954,449
6.50%, 6/24/19		4,320,960,000		HUF	17,520,053
7.50%, 11/12/20		289,190,000		HUF	1,245,955
5.375%, 2/21/23		6,040,000			6,552,947
A, 6.75%, 11/24/17		1,159,140,000		HUF	4,598,631
A, 5.50%, 12/20/18		932,390,000		HUF	3,651,713
A, 7.00%, 6/24/22		1,158,710,000		HUF	4,936,439
A, 6.00%, 11/24/23		770,020,000		HUF	3,147,815
B, 5.50%, 6/24/25		3,414,680,000		HUF	13,692,765
					59,429,925
India 1.0%
Government of India,
senior bond, 7.80%, 5/03/20		302,000,000		INR	4,704,439
senior bond, 8.28%, 9/21/27		91,200,000		INR	1,447,576
senior bond, 8.60%, 6/02/28		313,200,000		INR	5,110,094
senior note, 7.28%, 6/03/19		11,700,000		INR	180,259
senior note, 8.12%, 12/10/20		226,800,000		INR	3,571,487
senior note, 8.35%, 5/14/22		89,100,000		INR	1,419,171
senior note, 7.16%, 5/20/23		56,000,000		INR	831,896

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

senior note, 8.83%, 11/25/23	756,500,000		INR	12,402,916
				29,667,838
Indonesia 0.8%
Government of Indonesia,
FR28, 10.00%, 7/15/17	4,156,000,000		IDR	324,056
FR31, 11.00%, 11/15/20	4,464,000,000		IDR	374,281
FR34, 12.80%, 6/15/21	24,641,000,000		IDR	2,234,268
FR35, 12.90%, 6/15/22	10,564,000,000		IDR	981,990
FR36, 11.50%, 9/15/19	7,623,000,000		IDR	638,068
FR43, 10.25%, 7/15/22	154,000,000		IDR	12,737
senior bond, 9.00%, 3/15/29	64,873,000,000		IDR	5,133,394
senior bond, FR53, 8.25%, 7/15/21	128,156,000,000		IDR	9,609,509
senior bond, FR56, 8.375%, 9/15/26	15,919,000,000		IDR	1,203,074
senior note, 8.50%, 10/15/16	616,000,000		IDR	46,763
senior note, FR70, 8.375%, 3/15/24	14,924,000,000		IDR	1,126,086
				21,684,226
Ireland 0.0%†
Government of Ireland, senior bond, 5.40%, 3/13/25	320,950		EUR	477,583

Malaysia 3.0%
Government of Malaysia,
3.835%, 8/12/15	18,915,000		MYR	5,014,692
4.72%, 9/30/15	13,510,000		MYR	3,593,327
3.197%, 10/15/15	17,375,000		MYR	4,604,755
3.314%, 10/31/17	1,040,000		MYR	276,011
senior bond, 4.262%, 9/15/16	10,670,000		MYR	2,865,794
senior bond, 3.814%, 2/15/17	2,360,000		MYR	631,859
senior bond, 4.012%, 9/15/17	1,740,000		MYR	468,710
senior note, 3.172%, 7/15/16	260,784,000		MYR	69,162,500
				86,617,648
Mexico 3.2%
Government of Mexico,
8.00%, 12/17/15	6,471,400	[n]	MXN	42,076,318
6.25%, 6/16/16	450,080	[n]	MXN	2,937,165
7.25%, 12/15/16	6,772,820	[n]	MXN	45,164,845
7.75%, 12/14/17	103,150	[n]	MXN	708,768
				90,887,096
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	6,988,000		PEN	2,442,753

Philippines 0.1%
Government of the Philippines, senior note, 1.625%, 4/25/16	118,900,000		PHP	2,621,676

Poland 0.4%
Government of Poland,
6.25%, 10/24/15	13,260,000		PLN	3,574,919
5.00%, 4/25/16	560,000		PLN	152,807
4.75%, 10/25/16	17,455,000		PLN	4,815,591
5.75%, 9/23/22	12,900,000		PLN	4,010,089
				12,553,406
Portugal 0.7%
[a]Government of Portugal, 144A, 5.125%, 10/15/24	18,670,000			19,232,994

Republic of Montenegro 0.1%
[a]Government of Montenegro, 144A, 5.375%, 5/20/19	3,320,000		EUR	3,757,916

Serbia 0.5%
Serbia Treasury Note,
10.00%, 11/08/15	1,487,800,000		RSD	13,988,586
10.00%, 1/30/16	460,000		RSD	4,361
10.00%, 6/27/16	6,930,000		RSD	66,523
10.00%, 8/15/16	2,800,000		RSD	26,947
8.00%, 10/02/16	172,050,000		RSD	1,622,078

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
10.00%, 10/17/16	1,600,000	RSD	15,440
10.00%, 12/19/16	1,600,000	RSD	15,472
10.00%, 11/21/18	1,430,000	RSD	14,114
			15,753,521
Slovenia 0.8%
[a]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	3,590,000		3,999,996
5.85%, 5/10/23	17,125,000		19,423,946
			23,423,942
South Korea 1.1%
Korea Monetary Stabilization Bond, senior note,
2.80%, 8/02/15	2,911,960,000	KRW	2,603,695
2.81%, 10/02/15	190,000,000	KRW	170,241
2.90%, 12/02/15	4,798,000,000	KRW	4,309,565
2.78%, 2/02/16	8,591,020,000	KRW	7,727,390
2.80%, 4/02/16	2,665,010,000	KRW	2,402,005
1.74%, 5/09/16	1,918,000,000	KRW	1,715,158
2.79%, 6/02/16	2,136,900,000	KRW	1,929,346
1.62%, 6/09/16	878,400,000	KRW	784,685
2.07%, 12/02/16	1,159,700,000	KRW	1,041,870
1.96%, 2/02/17	2,775,300,000	KRW	2,490,453
Korea Treasury Bond, senior note,
2.75%, 12/10/15	761,140,000	KRW	683,379
2.75%, 6/10/16	4,116,900,000	KRW	3,716,491
3.00%, 12/10/16	3,103,760,000	KRW	2,825,033
			32,399,311
Sri Lanka 2.2%
Government of Sri Lanka,
8.00%, 6/15/17	740,000	LKR	5,619
10.60%, 7/01/19	24,210,000	LKR	196,768
10.60%, 9/15/19	9,170,000	LKR	74,540
8.00%, 11/01/19	740,000	LKR	5,505
A, 8.50%, 11/01/15	20,000,000	LKR	150,312
A, 7.50%, 8/15/18	5,920,000	LKR	43,963
A, 8.00%, 11/15/18	22,960,000	LKR	172,518
A, 9.00%, 5/01/21	220,400,000	LKR	1,664,218
C, 8.50%, 4/01/18	249,010,000	LKR	1,902,809
[f]senior note, Reg S, 6.25%, 10/04/20	20,000,000		20,553,900
[f]senior note, Reg S, 6.25%, 7/27/21	38,400,000		39,017,472
			63,787,624
[o]Supranational 0.2%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000	MXN	4,340,519

Ukraine 1.1%
[a]Government of Ukraine,
144A, 9.25%, 7/24/17	6,760,000		3,291,275
144A, 7.75%, 9/23/20	890,000		439,558
senior bond, 144A, 7.80%, 11/28/22	28,490,000		14,992,862
senior note, 144A, 7.50%, 4/17/23	24,050,000		12,641,281
			31,364,976
Uruguay 0.8%
[p]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	17,256,857	UYU	611,273
senior bond, Index Linked, 5.00%, 9/14/18	14,377,898	UYU	541,259
senior bond, Index Linked, 4.375%, 12/15/28	38,921,380	UYU	1,384,916
senior bond, Index Linked, 4.00%, 7/10/30	316,101	UYU	10,740
senior bond, Index Linked, 3.70%, 6/26/37	4,984,206	UYU	157,833
Uruguay Notas del Tesoro,
10.25%, 8/22/15	56,400,000	UYU	2,085,233
9.50%, 1/27/16	56,100,000	UYU	2,077,154
11.00%, 3/21/17	70,000	UYU	2,504
7, 13.25%, 4/08/18	7,890,000	UYU	292,636
[p]10, Index Linked, 4.25%, 1/05/17	371,796	UYU	13,680

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
[p]13, Index Linked, 4.00%, 5/25/25		278,847		UYU	9,786
[p]18, Index Linked, 2.25%, 8/23/17		1,982,912		UYU	69,538
Uruguay Treasury Bill, Strip,
7/02/15		3,040,000		UYU	112,514
8/20/15		399,880,000		UYU	14,562,297
11/26/15		3,370,000		UYU	118,537
1/14/16		710,000		UYU	24,547
3/03/16		5,101,000		UYU	175,879
4/21/16		2,470,000		UYU	82,507
6/09/16		4,073,000		UYU	136,027
7/28/16		164,000		UYU	5,379
11/03/16		370,000		UYU	11,580
4/03/17		230,000		UYU	6,829
5/19/17		25,570,000		UYU	744,788
					23,237,436
Zambia 0.1%
[a]Government of Zambia International Bond, 144A, 8.50%, 4/14/24		3,100,000			3,142,501

Total Foreign Government and Agency Securities (Cost $686,007,569)					588,223,758
		Shares
Escrows and Litigation Trusts 0.0%
United States 0.0%
[b,j]Comfort Co. Inc., Escrow Account	Household Durables	2,762			—
[b,j]NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			—
Total Escrows and Litigation Trusts (Cost $—)					—
Total Investments before Short Term Investments (Cost $2,554,744,896)					2,539,420,552
		Principal Amount*
Short Term Investments 9.4%
Foreign Government and Agency Securities 1.1%
Malaysia 0.2%
[q]Bank of Negara Monetary Notes, 7/16/15 - 10/01/15		15,220,000		MYR	4,018,218
[q]Malaysia Treasury Bills, 7/24/15 - 5/27/16		3,340,000		MYR	874,246
					4,892,464
Mexico 0.4%
[q]Mexico Treasury Bills, 9/17/15 - 3/31/16		21,247,110	[r]	MXN	13,335,564
Philippines 0.2%
Government of the Philippines, senior bond, 7.00%, 1/27/16		12,850,000		PHP	291,022
[q]Philippine Treasury Bills, 8/05/15 - 3/02/16		244,270,000		PHP	5,377,578
					5,668,600
Singapore 0.2%
[q]Monetary Authority of Singapore Treasury Bills, 7/03/15 - 8/21/15		6,660,000		SGD	4,941,620
South Korea 0.1%
[q]Korea Monetary Stabilization Bonds, 7/07/15 - 12/15/15		4,194,740,000		KRW	3,732,449
Uruguay 0.0%†
[q]Uruguay Treasury Bills, 1/04/16 - 4/11/16		160,000		UYU	5,525

Total Foreign Government and Agency Securities (Cost $33,781,758)					32,576,222
Total Investments before Money Market Funds (Cost $2,588,526,654)					2,571,996,774
		Shares
Money Market Funds (Cost $237,254,270) 8.3%
United States 8.3%
[b,s]Institutional Fiduciary Trust Money Market Portfolio		237,254,270			237,254,270

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)

Total Investments (Cost $2,825,780,924) 97.7%			2,809,251,044
Options Written (0.0)%†			(182,343)
Other Assets, less Liabilities 2.3%			67,329,586
Net Assets 100.0%			$2,876,398,287
	Number of Contracts
Options Written (Premiums received $287,918) (0.0)%†
Calls - Over-the-Counter
Netherlands (0.0)%†
Akzo Nobel NV, Strike Price 69 EUR, Expires 7/17/15	196,627	EUR	$(182,343)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $152,047,473, representing 5.29% of net assets.
bNon-income producing.
cA portion or all of the security is held in connection with written option contracts open at period end.
dThe security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 7.
eAt June 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2015, the aggregate value of these securities was $62,478,947, representing 2.17% of net assets.
gPerpetual security with no stated maturity date.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2015, the aggregate value of these securities was $40,820, representing less than 0.01% of net assets.
kIncome may be received in additional securities and/or cash.
lPrincipal amount is stated in 1,000 Brazilian Real Units.
mRedemption price at maturity is adjusted for inflation.
nPrincipal amount is stated in 100 Mexican Peso Units.
oA supranational organization is an entity formed by two or more central governments through international treaties.
pPrincipal amount of security is adjusted for inflation.
qThe security is traded on a discount basis with no stated coupon rate.
rPrincipal amount is stated in 10 Mexican Peso Units.
sInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At June 30, 2015 the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso	JPHQ	Buy	83,694,000	1,913,268	7/01/15	$-	$(58,060)
Philippine Peso	JPHQ	Sell	83,694,000	1,853,688	7/01/15	-	(1,520)
Malaysian Ringgit	JPHQ	Buy	3,885,000	1,186,115	7/02/15	-	(157,295)
Malaysian Ringgit	JPHQ	Sell	3,885,000	1,037,162	7/02/15	8,342	-
Malaysian Ringgit	DBAB	Buy	695,840	212,730	7/03/15	-	(28,475)
Malaysian Ringgit	DBAB	Sell	695,840	186,004	7/03/15	1,749	-
Chilean Peso	DBAB	Buy	287,102,000	458,293	7/06/15	-	(9,445)

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Chilean Peso	DBAB	Sell	287,102,000	453,558		7/06/15	4,710	-
Indian Rupee	DBAB	Buy	34,623,500	541,098		7/06/15	3,124	-
Indian Rupee	DBAB	Sell	34,623,500	542,603		7/06/15	-	(1,619)
Chilean Peso	DBAB	Buy	510,476,000	809,303		7/07/15	-	(11,316)
Chilean Peso	DBAB	Sell	510,476,000	806,439		7/07/15	8,452	-
Malaysian Ringgit	DBAB	Buy	6,555,700	2,005,844		7/07/15	-	(270,548)
Malaysian Ringgit	DBAB	Sell	6,555,700	1,751,737		7/07/15	16,441	-
Chilean Peso	DBAB	Buy	254,225,500	403,629		7/08/15	-	(6,256)
Malaysian Ringgit	DBAB	Buy	2,972,900	821,584		7/08/15	-	(34,726)
Malaysian Ringgit	DBAB	Sell	2,972,900	794,298		7/08/15	7,441	-
Chilean Peso	CITI	Buy	866,360,000	1,371,734		7/09/15	-	(17,681)
Indian Rupee	DBAB	Buy	58,856,000	928,183		7/09/15	1,276	(4,794)
Chilean Peso	DBAB	Buy	486,980,000	788,887		7/13/15	-	(28,067)
Malaysian Ringgit	HSBK	Buy	2,848,623	782,696		7/13/15	-	(29,068)
Malaysian Ringgit	HSBK	Sell	2,848,623	761,053		7/13/15	7,425	-
Polish Zloty	CITI	Buy	3,667,000	879,297	EUR	7/13/15	-	(5,862)
Polish Zloty	DBAB	Buy	42,929,712	10,282,073	EUR	7/13/15	-	(55,371)
Polish Zloty	DBAB	Buy	18,797,000	4,528,088	EUR	7/14/15	-	(53,468)
Chilean Peso	MSCO	Buy	679,390,000	1,083,643		7/15/15	-	(22,420)
Indian Rupee	DBAB	Buy	62,182,000	982,711		7/15/15	-	(6,743)
Malaysian Ringgit	DBAB	Buy	3,220,000	993,827		7/15/15	-	(142,099)
Malaysian Ringgit	DBAB	Sell	3,220,000	859,790		7/15/15	8,062	-
Japanese Yen	HSBK	Sell	209,990,000	1,809,011		7/16/15	92,919	-
Japanese Yen	SCNY	Sell	260,930,000	2,238,378		7/16/15	105,991	-
Indian Rupee	JPHQ	Buy	25,080,000	396,130		7/17/15	-	(2,618)
Chilean Peso	DBAB	Buy	401,200,000	644,809		7/20/15	-	(18,425)
Chilean Peso	MSCO	Buy	745,950,000	1,170,300		7/20/15	-	(5,666)
Indian Rupee	DBAB	Buy	115,951,000	1,829,890		7/20/15	-	(11,475)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,410,476		7/20/15	-	(329,960)
Malaysian Ringgit	DBAB	Sell	7,869,000	2,100,248		7/20/15	19,731	-
Japanese Yen	DBAB	Sell	63,500,000	546,072		7/21/15	27,101	-
Indian Rupee	DBAB	Buy	18,126,000	285,299		7/22/15	-	(1,128)
Indian Rupee	JPHQ	Buy	77,306,000	1,217,354		7/22/15	-	(5,386)
Malaysian Ringgit	DBAB	Buy	12,411,000	3,815,834		7/22/15	-	(535,023)
Malaysian Ringgit	DBAB	Sell	12,411,000	3,311,985		7/22/15	31,174	-
Euro	DBAB	Sell	967,745	1,171,159		7/23/15	92,315	-
Chilean Peso	JPHQ	Buy	430,475,000	691,360		7/27/15	-	(19,719)
Euro	DBAB	Sell	95,542	128,844		7/27/15	22,328	-
Indian Rupee	DBAB	Buy	18,310,000	285,047		7/27/15	1,776	-
Malaysian Ringgit	DBAB	Buy	15,092,000	4,666,522		7/27/15	-	(678,772)
Malaysian Ringgit	DBAB	Sell	15,092,000	4,025,714		7/27/15	37,964	-
Chilean Peso	DBAB	Buy	746,020,000	1,283,917		7/28/15	-	(120,065)
Euro	DBAB	Sell	1,047,114	1,410,609		7/29/15	243,187	-
Japanese Yen	BZWS	Sell	291,270,000	2,870,999		7/29/15	490,273	-
Chilean Peso	JPHQ	Buy	256,050,000	440,024		7/30/15	-	(40,642)
Chilean Peso	DBAB	Buy	241,010,000	414,427		7/31/15	-	(38,540)
Euro	JPHQ	Sell	3,768,000	5,065,925		7/31/15	864,883	-
Indian Rupee	DBAB	Buy	16,725,461	259,448		7/31/15	2,383	-
Malaysian Ringgit	JPHQ	Buy	3,799,000	1,169,931		7/31/15	-	(166,493)
Malaysian Ringgit	JPHQ	Sell	3,799,000	1,011,637		7/31/15	8,199	-

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Chilean Peso	DBAB	Buy	482,020,000	817,537	8/04/15	-	(66,050)
Euro	HSBK	Sell	3,767,000	5,055,408	8/04/15	855,235	-
Euro	UBSW	Sell	3,767,000	5,055,314	8/04/15	855,141	-
Euro	BZWS	Sell	1,882,000	2,529,926	8/05/15	431,481	-
Indian Rupee	HSBK	Buy	9,684,750	150,542	8/05/15	945	-
Chilean Peso	DBAB	Buy	167,813,000	272,481	8/06/15	-	(10,905)
Indian Rupee	HSBK	Buy	57,335,000	880,993	8/11/15	14,948	-
Japanese Yen	CITI	Sell	255,214,000	2,505,168	8/11/15	418,852	-
Indian Rupee	DBAB	Buy	9,032,000	138,572	8/12/15	2,543	-
Indian Rupee	HSBK	Buy	9,755,000	149,641	8/12/15	2,770	-
Indian Rupee	JPHQ	Buy	13,818,000	214,206	8/12/15	1,684	-
Indian Rupee	HSBK	Buy	24,630,000	379,510	8/13/15	5,243	-
Chilean Peso	CITI	Buy	882,191,000	1,460,170	8/17/15	-	(86,509)
Chilean Peso	JPHQ	Buy	186,609,000	309,134	8/17/15	-	(18,565)
Japanese Yen	DBAB	Sell	284,714,000	2,791,628	8/18/15	463,980	-
Japanese Yen	HSBK	Sell	547,340,000	5,355,577	8/20/15	880,761	-
Japanese Yen	JPHQ	Sell	385,615,000	3,774,951	8/20/15	622,329	-
Chilean Peso	DBAB	Buy	76,680,000	126,077	8/24/15	-	(6,758)
Japanese Yen	BZWS	Sell	127,736,000	1,241,493	8/24/15	197,133	-
Japanese Yen	DBAB	Sell	126,234,000	1,220,737	8/25/15	188,646	-
Japanese Yen	HSBK	Sell	253,342,000	2,451,301	8/25/15	379,974	-
Euro	SCNY	Sell	2,984,696	3,388,257	8/26/15	59,276	-
Indian Rupee	DBAB	Buy	22,559,000	347,730	8/26/15	3,921	-
Japanese Yen	BZWS	Sell	366,311,000	3,547,257	8/26/15	552,261	-
Japanese Yen	JPHQ	Sell	254,671,000	2,464,423	8/26/15	382,207	-
Japanese Yen	SCNY	Sell	312,386,000	2,619,754	8/26/15	65,654	-
Chilean Peso	DBAB	Buy	420,500,000	697,672	8/27/15	-	(43,536)
Euro	JPHQ	Sell	1,685,713	2,232,685	8/27/15	352,497	-
Japanese Yen	DBAB	Sell	228,669,000	2,207,432	8/27/15	337,791	-
Japanese Yen	HSBK	Sell	420,281,000	4,057,471	8/27/15	621,174	-
Japanese Yen	JPHQ	Sell	227,544,000	2,199,481	8/27/15	339,038	-
Chilean Peso	DBAB	Buy	348,535,000	560,103	8/31/15	-	(18,122)
Euro	DBAB	Sell	112,498	148,792	8/31/15	23,308	-
Japanese Yen	JPHQ	Sell	126,519,000	1,223,144	8/31/15	188,638	-
Chilean Peso	JPHQ	Buy	108,420,000	174,716	9/02/15	-	(6,152)
Chilean Peso	MSCO	Buy	758,240,000	1,214,058	9/03/15	-	(35,309)
Chilean Peso	DBAB	Buy	153,723,000	244,005	9/04/15	-	(5,052)
Chilean Peso	DBAB	Buy	1,159,605,500	1,896,443	9/08/15	-	(94,587)
Chilean Peso	DBAB	Buy	500,540,000	820,961	9/09/15	-	(43,269)
Indian Rupee	JPHQ	Buy	39,418,000	606,711	9/10/15	6,044	-
Indian Rupee	CITI	Buy	15,811,000	241,500	9/11/15	4,236	-
Chilean Peso	DBAB	Buy	374,920,000	588,018	9/17/15	-	(5,941)
Euro	DBAB	Sell	400,000	454,720	9/17/15	8,432	-
Chilean Peso	DBAB	Buy	370,290,000	578,533	9/21/15	-	(3,861)
Chilean Peso	DBAB	Buy	287,102,000	450,413	9/28/15	-	(5,138)
Indian Rupee	DBAB	Buy	14,497,539	221,802	9/30/15	2,715	-
Japanese Yen	JPHQ	Sell	59,426,000	547,491	9/30/15	61,295	-
Philippine Peso	DBAB	Buy	250,523,410	5,582,694	9/30/15	-	(54,822)
Euro	DBAB	Sell	1,423,720	1,800,721	10/02/15	211,863	-
Indian Rupee	HSBK	Buy	9,684,750	149,126	10/05/15	718	-

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Chilean Peso	DBAB	Buy	510,476,000	799,931		10/07/15	-	(8,849)
Japanese Yen	DBAB	Sell	4,919,230,800	45,010,804		10/07/15	4,757,677	-
Japanese Yen	JPHQ	Sell	1,216,900,000	11,233,787		10/07/15	1,276,127	-
Polish Zloty	DBAB	Buy	8,156,625	1,913,129	EUR	10/07/15	26,732	-
Japanese Yen	HSBK	Sell	605,200,000	5,616,836		10/09/15	664,379	-
Japanese Yen	BZWS	Sell	306,400,000	2,845,568		10/13/15	338,020	-
Japanese Yen	DBAB	Sell	302,200,000	2,808,289		10/13/15	335,114	-
Euro	CITI	Sell	38,305,000	48,720,130		10/15/15	5,961,687	-
Indian Rupee	JPHQ	Buy	13,818,000	211,734		10/19/15	1,506	-
Euro	HSBK	Sell	5,173,000	6,623,509		10/20/15	848,541	-
Malaysian Ringgit	HSBK	Buy	4,770,000	1,426,563		10/23/15	-	(176,319)
Malaysian Ringgit	HSBK	Sell	4,770,000	1,263,744		10/23/15	13,500	-
Malaysian Ringgit	DBAB	Buy	3,604,000	1,081,535		10/26/15	-	(137,146)
Malaysian Ringgit	DBAB	Sell	3,604,000	954,196		10/26/15	9,807	-
Malaysian Ringgit	HSBK	Buy	2,403,275	721,271		10/26/15	-	(91,519)
Malaysian Ringgit	HSBK	Sell	2,403,275	636,629		10/26/15	6,877	-
Euro	DBAB	Sell	2,500,000	3,188,250		10/29/15	396,861	-
Indian Rupee	JPHQ	Buy	93,886,000	1,448,588		10/29/15	-	(2,412)
Euro	DBAB	Sell	1,863,597	2,379,720		10/30/15	298,871	-
Indian Rupee	HSBK	Buy	26,015,000	401,254		10/30/15	-	(606)
Euro	DBAB	Sell	84,184	106,619		11/03/15	12,614	-
Euro	DBAB	Sell	4,349,000	5,454,646		11/05/15	598,108	-
Malaysian Ringgit	HSBK	Buy	95,000,000	28,088,227		11/05/15	-	(3,215,499)
Malaysian Ringgit	HSBK	Sell	95,000,000	25,142,252		11/05/15	269,525	-
Indian Rupee	DBAB	Buy	34,623,500	531,933		11/06/15	604	-
Japanese Yen	BZWS	Sell	2,840,000,000	25,179,537		11/06/15	1,924,832	-
Euro	DBAB	Sell	10,704,000	13,368,761		11/10/15	1,414,458	-
Euro	JPHQ	Sell	40,000,000	45,329,600		11/12/15	655,641	-
Uruguayan Peso	CITI	Buy	9,800,000	375,191		11/12/15	-	(25,971)
Euro	GSCO	Sell	4,960,000	5,540,469		11/13/15	794	-
Euro	BZWS	Sell	10,571,000	13,229,924		11/16/15	1,422,827	-
Euro	GSCO	Sell	15,040,000	16,951,434		11/16/15	152,764	-
Japanese Yen	MSCO	Sell	100,400,000	875,518		11/16/15	53,232	-
Euro	UBSW	Sell	433,000	539,908		11/18/15	56,258	-
Japanese Yen	BOFA	Sell	540,647,250	4,555,159		11/18/15	127,006	-
Japanese Yen	DBAB	Sell	166,350,000	1,434,299		11/18/15	71,815	-
Japanese Yen	CITI	Sell	205,908,000	1,778,058		11/19/15	91,538	-
Malaysian Ringgit	DBAB	Buy	2,025,400	592,638		11/19/15	-	(62,977)
Malaysian Ringgit	DBAB	Sell	2,025,400	535,296		11/19/15	5,635	-
Euro	DBAB	Sell	200,000	251,032		11/20/15	27,629	-
Japanese Yen	CITI	Sell	231,295,000	1,995,643		11/20/15	101,145	-
Malaysian Ringgit	HSBK	Buy	1,231,000	359,217		11/20/15	-	(37,326)
Malaysian Ringgit	HSBK	Sell	1,231,000	325,446		11/20/15	3,555	-
Uruguayan Peso	CITI	Buy	9,800,000	373,618		11/20/15	-	(25,264)
Euro	GSCO	Sell	292,956	328,843		11/23/15	1,588	-
Japanese Yen	HSBK	Sell	43,408,000	371,326		11/24/15	15,747	-
Uruguayan Peso	CITI	Buy	14,640,000	569,207		12/01/15	-	(50,577)
Euro	CITI	Sell	6,170,000	7,645,247		12/07/15	751,056	-
Euro	DBAB	Sell	183,617	227,906		12/09/15	22,729	-
Singapore Dollar	DBAB	Buy	34,000,976	25,140,283		12/09/15	47,118	-

Templeton Global Investment Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
Euro	BOFA	Sell	7,619,000	9,473,846	12/15/15	959,302	-
Euro	DBAB	Sell	371,775	455,183	12/17/15	39,694	-
Australian Dollar	CITI	Sell	3,467,200	2,658,600	12/18/15	9,064	-
Japanese Yen	DBAB	Sell	617,700,000	5,287,622	12/21/15	224,649	-
Japanese Yen	HSBK	Sell	618,650,000	5,289,867	12/21/15	219,108	-
Japanese Yen	BZWS	Sell	312,460,000	2,642,547	12/22/15	81,414	-
Japanese Yen	CITI	Sell	487,440,000	4,128,049	12/22/15	132,662	-
Japanese Yen	DBAB	Sell	160,839,000	1,350,408	1/07/16	31,559	-
Japanese Yen	GSCO	Sell	228,991,000	1,933,801	1/08/16	56,073	-
Malaysian Ringgit	JPHQ	Buy	885,000	239,416	1/11/16	-	(8,967)
Malaysian Ringgit	JPHQ	Sell	885,000	232,760	1/11/16	2,311	-
Euro	DBAB	Sell	84,250	99,857	1/12/16	5,647	-
Japanese Yen	CITI	Sell	63,300,000	533,925	1/14/16	14,788	-
Japanese Yen	SCNY	Sell	189,880,000	1,611,611	1/14/16	54,364	-
Euro	JPHQ	Sell	8,857,000	10,475,165	1/15/16	570,392	-
Euro	BZWS	Sell	8,857,000	10,482,020	1/19/16	576,303	-
Euro	DBAB	Sell	19,005,000	22,462,010	1/19/16	1,206,713	-
Euro	JPHQ	Sell	8,818,000	10,419,790	1/19/16	557,690	-
Malaysian Ringgit	JPHQ	Buy	599,000	161,151	1/19/16	-	(5,265)
Malaysian Ringgit	JPHQ	Sell	599,000	157,458	1/19/16	1,571	-
Euro	JPHQ	Sell	278,551,367	323,809,000	1/21/16	12,260,758	-
Euro	JPHQ	Sell	8,901,000	10,419,769	1/25/16	463,417	-
Japanese Yen	GSCO	Sell	254,830,000	2,178,500	1/27/16	87,914	-
Japanese Yen	HSBK	Sell	313,645,839	2,680,333	1/28/16	107,168	-
Euro	DBAB	Sell	8,237,000	9,398,005	1/29/16	183,502	-
Japanese Yen	DBAB	Sell	242,274,032	2,066,550	1/29/16	78,874	-
Philippine Peso	DBAB	Buy	250,523,410	5,502,079	1/29/16	-	(2,122)
Euro	DBAB	Sell	5,030,000	5,715,589	2/03/16	87,997	-
Japanese Yen	JPHQ	Sell	209,300,000	1,794,179	2/08/16	76,608	-
Japanese Yen	SCNY	Sell	209,310,000	1,793,958	2/08/16	76,304	-
Euro	DBAB	Sell	288,563	332,107	2/09/16	9,215	-
Japanese Yen	BZWS	Sell	209,340,000	1,794,199	2/09/16	76,257	-
Japanese Yen	JPHQ	Sell	209,790,000	1,797,455	2/09/16	75,820	-
Euro	DBAB	Sell	16,570,000	18,981,432	2/23/16	433,975	-
Euro	BZWS	Sell	587,300	670,186	2/26/16	12,750	-
Japanese Yen	BZWS	Sell	302,200,000	2,546,021	2/26/16	64,988	-
Euro	DBAB	Sell	707,436	786,421	3/09/16	-	(5,723)
Mexican Peso	CITI	Buy	197,094,000	12,412,243	3/10/16	-	(107,985)
Mexican Peso	CITI	Buy	177,301,000	11,139,237	3/11/16	-	(71,476)
Ghanaian Cedi	BZWS	Buy	6,568	1,392	4/08/16	-	(129)
Euro	SCNY	Sell	3,768,000	4,149,698	4/29/16	-	(75,506)
Euro	BZWS	Sell	1,887,488	2,122,617	5/05/16	5,722	-
Euro	DBAB	Sell	177,411	199,437	5/09/16	439	-
Euro	BZWS	Sell	2,176,000	2,461,295	5/16/16	20,016	-
Euro	GSCO	Sell	1,220,000	1,400,828	5/18/16	32,014	-
Japanese Yen	CITI	Sell	540,354,900	4,569,984	5/18/16	123,180	-
Japanese Yen	BOFA	Sell	539,529,250	4,536,375	5/19/16	96,227	-
Japanese Yen	BZWS	Sell	540,995,000	4,547,705	5/19/16	95,494	-
Japanese Yen	HSBK	Sell	541,429,400	4,573,463	5/19/16	117,677	-
Euro	JPHQ	Sell	3,894,476	4,469,749	5/20/16	99,966	-

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	149,426,000	1,258,149	5/20/16	28,384	-
Japanese Yen	BZWS	Sell	86,450,000	696,189	6/10/16	-	(15,756)
Japanese Yen	CITI	Sell	62,440,000	503,244	6/10/16	-	(10,971)
Japanese Yen	HSBK	Sell	92,070,000	742,710	6/10/16	-	(15,519)
Japanese Yen	DBAB	Sell	30,500,000	247,673	6/13/16	-	(3,528)
Japanese Yen	JPHQ	Sell	85,300,000	691,997	6/13/16	-	(10,544)
Japanese Yen	CITI	Sell	64,869,000	528,891	6/16/16	-	(5,428)
Japanese Yen	JPHQ	Sell	36,000,000	293,381	6/16/16	-	(3,149)
Australian Dollar	CITI	Sell	6,989,400	5,317,256	6/20/16	21,825	-
Australian Dollar	JPHQ	Sell	17,500,000	13,277,775	6/20/16	19,121	-
Australian Dollar	JPHQ	Sell	29,027,000	22,011,174	6/22/16	21,170	-
Japanese Yen	DBAB	Sell	618,770,000	5,063,584	6/22/16	-	(34,119)
Philippine Peso	DBAB	Buy	85,018,660	1,853,349	6/30/16	1,831	-
Philippine Peso	JPHQ	Buy	83,694,000	1,828,578	7/01/16	-	(2,383)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$52,935,813	$(7,636,356)
Net unrealized appreciation (depreciation)						$45,299,457

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

At June 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts

				Notional	Expiration	Unrealized	Unrealized
Description			Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%			LCH	$43,150,000	10/17/17	$35,334	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%			CME	1,690,000	10/04/23	-	(71,166)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%			CME	1,690,000	10/04/23	-	(73,850)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%			CME	1,690,000	10/07/23	-	(69,579)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%			LCH	46,520,000	7/07/24	-	(1,927,427)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%			LCH	21,800,000	1/22/25	822,484	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%			LCH	27,250,000	1/23/25	891,258	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%			LCH	16,080,000	1/27/25	525,865	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%			LCH	4,020,000	1/29/25	145,375	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%			LCH	3,400,000	1/30/25	121,863	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%			LCH	5,360,000	2/03/25	255,984	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%			CME	820,000	10/04/43	-	(126,112)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%			CME	820,000	10/04/43	-	(129,212)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%			CME	820,000	10/07/43	-	(127,217)
Totals Interest Rate Swap Contracts						$2,798,163	$(2,524,563)
Net unrealized appreciation (depreciation)						$273,600

Templeton Global Investment Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JP Morgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co., Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At June 30, 2015, a market event occurred resulting in a portion of the securities held by Templeton Emerging Markets Balanced Fund being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Templeton Global Balanced Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps Templeton Global Balanced Fund – Forwards, options and swaps

4. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton Emerging	Templeton
	Templeton	Markets Balanced	Emerging Markets
	BRIC Fund	Fund	Small Cap Fund

Cost of investments	$172,208,738	$43,314,937	$683,255,438

Unrealized appreciation	$35,498,426	$2,614,456	$171,344,868
Unrealized depreciation	(22,009,406)	(6,197,500)	(69,234,861)
Net unrealized appreciation (depreciation)	$13,489,020	$(3,583,044)	$102,110,007

	Templeton	Templeton Global
	Frontier	Balanced
	Markets Fund	Fund

Cost of investments	$854,370,931	$2,848,746,679

Unrealized appreciation	$114,881,401	$246,818,824
Unrealized depreciation	(170,716,361)	(286,314,459)
Net unrealized appreciation (depreciation)	$(55,834,960)	$(39,495,635)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Funds hold the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Funds to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Funds’ assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At June 30, 2015, the Templeton BRIC Fund had 5.9% of its net assets invested in Russia. The remaining funds in the Trust did not have significant investment in Russia.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Templeton Emerging Markets Small Cap Fund for the three months ended June 30, 2015, were as shown below.

	Number of			Number of
	Shares Held			Shares Held
	at Beginning	Gross	Gross	at End of	Value at End	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income Gain (Loss)
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,133,237	102,382	-	3,235,619	$26,731,178	$832,786	$-
Reysas Gayrimenkul Yatirim Ortakligi AS	23,975,998	-	-	23,975,998	6,259,818	-	-
Total Affiliated Securities (Value is 4.25% of Net Assets)					$32,990,996	$832,786	$-

7. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Templeton Global Balanced Fund invests in certain financial instruments, through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At June 30, 2015, the FT Subsidiary’s investment, Turtle Bay Resort, is reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton BRIC Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$3,190,504	$7,992,369	$-	$11,182,873
All Other Equity Investments[b]	164,196,347	-	-	164,196,347
Short Term Investments	10,318,538	-	-	10,318,538
Total Investments in Securities	$177,705,389	$7,992,369	$-	$185,697,758

Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Greece	$-	$325,792		$-	$325,792
Russia	-	231,119		-	231,119
All Other Equity Investments[b]	22,805,938	-		-	22,805,938
Participatory Notes	-	244,593		-	244,593
Corporate Bonds and Notes[b]	-	1,154,224		-	1,154,224
Foreign Government and Agency Securities[b]	-	9,439,333		-	9,439,333
Short Term Investments	5,220,590	310,304		-	5,530,894
Total Investments in Securities	$28,026,528	$11,705,365		$-	$39,731,893

Other Financial Instruments
Forw ard Exchange Contracts	$-	$268,984		$-	$268,984
Sw ap Contracts		87,083			87,083
Total Other Financial Instruments	$-	$356,067		$-	$356,067

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$234,283		$-	$234,283
Sw ap Contracts		7,208			7,208
Total Other Financial Instruments	$-	$241,491		$-	$241,491

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments:[a]
India	$84,619,259	$-		$84,593	$84,703,852
All Other Equity Investments[b]	608,421,263	-		-	608,421,263
Participatory Notes	-	12,120,180		-	12,120,180
Short Term Investments	80,120,150	-		-	80,120,150
Total Investments in Securities	$773,160,672	$12,120,180		$84,593	$785,365,445

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]	$674,153,365	$-	$	- [c]	$674,153,365
Participatory Notes	-	98,132,163		-	98,132,163
Short Term Investments	26,250,443	-		-	26,250,443
Total Investments in Securities	$700,403,808	$98,132,163		$-	$798,535,971

Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Singapore	$49,865,676	$445,720		$-	$50,311,396
United Kingdom	309,814,297	589,769		-	310,404,066
United States	501,105,006	3,163,867		-	504,268,873
All Other Equity Investments[b]	970,729,441	-		-	970,729,441
Equity-Linked Securities	-	41,951,954		-	41,951,954
Corporate Bonds and Notes	-	64,125,723		4,378,691	68,504,414
Senior Floating Rate Interests	-	4,985,830		40,820	5,026,650
Foreign Government and Agency Securities	-	588,223,758		-	588,223,758
Escrow s and Litigation Trusts	-	-		- [c]	-
Short Term Investments	237,254,270	32,576,222		-	269,830,492
Total Investments in Securities	$2,068,768,690	$736,062,843		$4,419,511	$2,809,251,044

Other Financial Instruments
Forw ard Exchange Contracts	$-	$52,935,813		$-	$52,935,813
Sw ap Contracts	-	2,798,163		-	2,798,163
Total Other Financial Instruments	$-	$55,733,976		$-	$55,733,976

Liabilities:
Other Financial Instruments
Options Written	$182,343	$-		$-	$182,343
Forw ard Exchange Contracts	-	7,636,356		-	7,636,356
Sw ap Contracts	-	2,524,563		-	2,524,563
Total Other Financial Instruments	$182,343	$10,160,919		$-	$10,343,262

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at June 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 27, 2015

By   /s/MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date: August 27, 2015